Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Jan. 31, 2013 Series A Common Shares	Jan. 31, 2013 Common Shares
Entity Registrant Name	United States Cellular Corporation
Entity Central Index Key	0000821130
Document Type	10-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 534,562,206
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	USM
Entity Common Stock, Shares Outstanding			33,006,000	50,882,000

Consolidated Statement Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating revenues
Service	$ 4,098,856	$ 4,053,797	$ 3,913,001
Equipment sales	353,228	289,549	264,680
Total operating revenues	4,452,084	4,343,346	4,177,681
Operating expenses
System operations (excluding Depreciation, amortization and accretion reported below)	946,805	929,379	854,931
Cost of equipment sold	935,947	791,802	756,290
Selling, general and administrative (including charges from affiliates of $104.3 million, $104.1 million and $107.5 million in 2012, 2011 and 2010)	1,764,933	1,769,701	1,783,315
Depreciation, amortization and accretion	608,633	573,557	570,955
(Gain) loss on asset disposals and exchanges, net	18,088	(1,873)	10,717
(Gain) loss on sale of business and other exit costs, net	21,022
Total operating expenses	4,295,428	4,062,566	3,976,208
Total operating income	156,656	280,780	201,473
Investment and other income (expense)
Equity in earnings of unconsolidated entities	90,364	83,566	97,318
Interest and dividend income	3,644	3,395	3,808
Gain (loss) on investment	(3,718)	11,373
Interest expense	(42,393)	(65,614)	(61,555)
Other, net	500	(678)	72
Total investment and other income (expense)	48,397	32,042	39,643
Income before income taxes	205,053	312,822	241,116
Income tax expense	63,977	114,078	81,958
Net income	141,076	198,744	159,158
Less: Net income attributable to noncontrolling interests, net of tax	(30,070)	(23,703)	(23,084)
Net income attributable to U.S. Cellular shareholders	$ 111,006	$ 175,041	$ 136,074
Basic weighted average shares outstanding	84,645	84,877	86,128
Basic earnings per share attributable to U.S. Cellular shareholders	$ 1.31	$ 2.06	$ 1.58
Diluted weighted average shares outstanding	85,067	85,335	86,518
Diluted earnings per share attributable to U.S. Cellular shareholders	$ 1.3	$ 2.05	$ 1.57

Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income	$ 141,076	$ 198,744	$ 159,158
Add (deduct) adjustments to reconcile net income to net cash flows from operating activities
Depreciation, amortization and accretion	608,633	573,557	570,955
Bad debts expense	67,372	62,157	76,292
Stock-based compensation expense	21,466	20,183	18,044
Deferred income taxes, net	49,244	203,264	73,727
Equity in earnings of unconsolidated entities	(90,364)	(83,566)	(97,318)
Distributions from unconsolidated entities	84,417	91,768	100,359
(Gain) loss on asset disposals and exchanges, net	18,088	(1,873)	10,717
(Gain) loss on sale of business and other exit costs, net	21,022
(Gain) loss on investment	3,718	(11,373)
Noncash interest expense	(1,822)	10,040	2,540
Other operating activities	546	102	(2,483)
Changes in assets and liabilities from operations
Accounts receivable	(64,816)	(82,175)	(75,252)
Inventory	(28,786)	(14,640)	40,277
Accounts payable - trade	(4,977)	28,410	(52,568)
Accounts payable - affiliate	(1,458)	1,392	(3,940)
Customer deposits and deferred revenues	30,353	34,927	6,180
Accrued taxes	73,064	(39,984)	(70,057)
Accrued interest	167	225	204
Other assets and liabilities	(27,652)	(3,296)	77,552
Cash flows from operating activities	899,291	987,862	834,387
Cash flows from investing activities
Cash used for additions to property, plant and equipment	(826,400)	(771,798)	(569,323)
Cash paid for acquisitions and licenses	(122,690)	(23,773)	(17,101)
Cash paid for investments	(120,000)	(110,000)	(250,250)
Cash received for divestitures	49,932
Cash received for investments	125,000	145,250	60,330
Other investing activities	(2,453)	718	(953)
Cash flows from investing activities	(896,611)	(759,603)	(777,297)
Cash flows from financing activities
Repayment of long-term debt	(145)	(330,338)	(316)
Issuance of long-term debt		342,000
Common shares reissued for benefit plans, net of tax payments	(2,205)	1,935	509
Common shares repurchased	(20,045)	(62,294)	(52,827)
Payment of debt issuance costs	(514)	(11,400)	(2,229)
Distributions to noncontrolling interests	(22,970)	(21,094)	(19,631)
Payments to acquire additional interest in subsidiaries	(3,167)		(8,786)
Other financing activities	569	172	114
Cash flows from financing activities	(48,477)	(81,019)	(83,166)
Net increase (decrease) in cash and cash equivalents	(45,797)	147,240	(26,076)
Cash and cash equivalents
Beginning of period	424,155	276,915	302,991
End of period	$ 378,358	$ 424,155	$ 276,915

Consolidated Balance Sheet (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 378,358	$ 424,155
Short-term investments	100,676	127,039
Accounts receivable
Customers and agents, less allowances of $24,290 and $21,337, respectively	349,424	341,439
Roaming	31,782	36,557
Affiliated	375	621
Other, less allowances of $2,612 and $2,200, respectively	63,639	63,204
Inventory	155,886	127,056
Income taxes receivable	1,612	74,791
Prepaid expenses	62,560	55,980
Net deferred income tax asset	35,419	31,905
Other current assets	16,745	10,096
Total current assets	1,196,476	1,292,843
Assets held for sale	216,763	49,647
Investments
Licenses	1,456,794	1,470,769
Goodwill	421,743	494,737
Customer lists, net of accumulated amortization of $96,809 and $96,597, respectively	102	314
Investments in unconsolidated entities	144,531	138,096
Notes and interest receivable - long-term		1,921
Long-term investments	50,305	30,057
Total investments	2,073,475	2,135,894
Property, plant and equipment
In service and under construction	7,478,428	7,008,449
Less: Accumulated depreciation	4,455,840	4,218,147
Property, plant and equipment, net	3,022,588	2,790,302
Other assets and deferred charges	78,148	59,290
Total assets	6,587,450	6,327,976
Current liabilities
Current portion of long-term debt	92	127
Accounts payable
Affiliated	10,725	12,183
Trade	310,936	303,779
Customer deposits and deferred revenues	192,113	181,355
Accrued taxes	35,834	34,095
Accrued compensation	90,418	69,551
Other current liabilities	114,881	121,190
Total current liabilities	754,999	722,280
Liabilities held for sale	19,594	1,051
Deferred liabilities and credits
Net deferred income tax liability	849,818	799,190
Other deferred liabilities and credits	288,441	248,213
Long-term debt	878,858	880,320
Commitments and contingencies
Noncontrolling interests with redemption features	493	1,005
U.S. Cellular shareholders' equity
Series A Common and Common Shares	88,074	88,074
Additional paid-in capital	1,412,453	1,387,341
Treasury Shares, at cost, 3,906 and 3,517 Common Shares, respectively	(165,724)	(152,817)
Retained earnings	2,399,052	2,297,363
Total U.S. Cellular shareholders' equity	3,733,855	3,619,961
Noncontrolling interests	61,392	55,956
Total equity	3,795,247	3,675,917
Total liabilities and equity	$ 6,587,450	$ 6,327,976

Consolidated Balance Sheet Parenthetical (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Customers and agents, less allowances of $24,290 and $21,337, respectively	$ 24,290	$ 21,337
Other, less allowances of $2,612 and $2,200, respectively	2,612	2,200
Investments
Customer lists, net of accumulated amortization of $96,809 and $96,597, respectively	96,809	96,597
U.S. Cellular shareholders' equity
Authorized shares	190,000	190,000
Issued shares	88,074	88,074
Outstanding shares	84,168	84,557
Par value	88,074	88,074
Treasury shares, at cost, 3,906 and 3,517 Common Shares, respectively	3,906	3,517
Common Shares
U.S. Cellular shareholders' equity
Authorized shares	140,000	140,000
Issued shares	55,068	55,068
Outstanding shares	51,162	51,551
Par value per share	$ 1	$ 1
Par value	55,068	55,068
Treasury shares, at cost, 3,906 and 3,517 Common Shares, respectively	3,906	3,517
Series A Common Shares
U.S. Cellular shareholders' equity
Authorized shares	50,000	50,000
Issued shares	33,006	33,006
Outstanding shares	33,006	33,006
Par value per share	$ 1	$ 1
Par value	$ 33,006	$ 33,006

Consolidated Statement of Changes in Equity (USD $) In Thousands, unless otherwise specified	Total	Series A Common and Common Shares	Additional Paid-In Capital	Treasury Shares	Retained Earnings	Total U.S. Cellular Shareholders' Equity	Noncontrolling Interests
Beginning balance at Dec. 31, 2009	$ 3,442,233	$ 88,074	$ 1,356,322	$ (69,616)	$ 2,015,752	$ 3,390,532	$ 51,701
Add (Deduct)
Net income attributable to U.S. Cellular shareholders	136,074				136,074	136,074
Net income attributable to noncontrolling interests classified as equity	22,992						22,992
Repurchase of Common Shares	(52,827)			(52,827)		(52,827)
Incentive and compensation plans	1,114		606	16,827	(16,319)	1,114
Stock-based compensation awards	18,044		18,044			18,044
Tax windfall (shortfall) from stock awards	(2,217)		(2,217)			(2,217)
Distributions to noncontrolling interests	(19,631)						(19,631)
Adjust investment in subsidiaries for noncontrolling interest purchase	(5,812)		(4,268)			(4,268)	(1,544)
Ending balance at Dec. 31, 2010	3,539,970	88,074	1,368,487	(105,616)	2,135,507	3,486,452	53,518
Add (Deduct)
Net income attributable to U.S. Cellular shareholders	175,041				175,041	175,041
Net income attributable to noncontrolling interests classified as equity	23,532						23,532
Repurchase of Common Shares	(62,294)			(62,294)		(62,294)
Incentive and compensation plans	1,965		57	15,093	(13,185)	1,965
Stock-based compensation awards	20,183		20,183			20,183
Tax windfall (shortfall) from stock awards	(1,386)		(1,386)			(1,386)
Distributions to noncontrolling interests	(21,094)						(21,094)
Ending balance at Dec. 31, 2011	3,675,917	88,074	1,387,341	(152,817)	2,297,363	3,619,961	55,956
Add (Deduct)
Net income attributable to U.S. Cellular shareholders	111,006				111,006	111,006
Net income attributable to noncontrolling interests classified as equity	30,019						30,019
Repurchase of Common Shares	(20,045)			(20,045)		(20,045)
Incentive and compensation plans	(2,042)		137	7,138	(9,317)	(2,042)
Stock-based compensation awards	21,249		21,249			21,249
Tax windfall (shortfall) from stock awards	(1,518)		(1,518)			(1,518)
Distributions to noncontrolling interests	(22,970)						(22,970)
Adjust investment in subsidiaries for noncontrolling interest purchase	3,658		5,244			5,244	(1,586)
Other	(27)						(27)
Ending balance at Dec. 31, 2012	$ 3,795,247	$ 88,074	$ 1,412,453	$ (165,724)	$ 2,399,052	$ 3,733,855	$ 61,392

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Disclosure Text Block
Summary of Significant Accounting Policies and Recent Accounting Pronouncements

NOTE 1 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND RECENT ACCOUNTING PRONOUNCEMENTS

United States Cellular Corporation (“U.S. Cellular”), a Delaware Corporation, is an 84%-owned subsidiary of Telephone and Data Systems, Inc. (“TDS”).

Nature of Operations

U.S. Cellular owns, operates and invests in wireless systems throughout the United States. As of December 31, 2012, U.S. Cellular served 5.8 million customers. U.S. Cellular operates as one reportable segment.

Principles of Consolidation

The accounting policies of U.S. Cellular conform to accounting principles generally accepted in the United States of America (“GAAP”) as set forth in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”). Unless otherwise specified, references to accounting provisions and GAAP in these notes refer to the requirements of the FASB ASC. The consolidated financial statements include the accounts of U.S. Cellular, its majority-owned subsidiaries, general partnerships in which U.S. Cellular has a majority partnership interest and variable interest entities (“VIEs”) in which U.S. Cellular is the primary beneficiary. Both VIE and primary beneficiary represent terms defined by GAAP.

Intercompany accounts and transactions have been eliminated.

Reclassifications

Certain prior year amounts have been reclassified to conform to the 2012 financial statement presentation. These reclassifications did not affect consolidated net income attributable to U.S. Cellular shareholders, cash flows, assets, liabilities or equity for the years presented.

Business Combinations

U.S. Cellular accounts for business combinations at fair value in accordance with the acquisition method. This method requires that the acquirer recognize 100% of the acquiree's assets and liabilities at their fair values on the acquisition date for all acquisitions, whether full or partial. In addition, transaction costs related to acquisitions are expensed.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (a) the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and (b) the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates. Significant estimates are involved in accounting for goodwill and indefinite-lived intangible assets, depreciation, amortization and accretion, allowance for doubtful accounts, loyalty reward points, and income taxes.

Cash and Cash Equivalents

Cash and cash equivalents include cash and short-term, highly liquid investments with original maturities of three months or less.

Short-Term and Long-Term Investments

At December 31, 2012 and 2011, U.S. Cellular had $100.7 million and $127.0 million in Short-term investments and $50.3 million and $30.1 million in Long-term investments, respectively. Short-term and Long-term investments consist primarily of U.S. treasuries which are designated as held-to-maturity investments and are recorded at amortized cost in the Consolidated Balance Sheet. For these investments, U.S. Cellular's objective is to earn a higher rate of return on funds that are not anticipated to be required to meet liquidity needs in the near term, while maintaining a low level of investment risk. See Note 3 — Fair Value Measurements for additional details on Short-term and Long-term investments.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable consist primarily of amounts owed by customers for wireless services and equipment sales, by agents for sales of equipment to them and by other wireless carriers whose customers have used U.S. Cellular's wireless systems.

The allowance for doubtful accounts is the best estimate of the amount of probable credit losses related to existing accounts receivable. The allowance is estimated based on historical experience and other factors that could affect collectability. Accounts receivable balances are reviewed on either an aggregate or individual basis for collectability depending on the type of receivable. When it is probable that an account balance will not be collected, the account balance is charged against the allowance for doubtful accounts. U.S. Cellular does not have any off-balance sheet credit exposure related to its customers.

The changes in the allowance for doubtful accounts during the years ended December 31, 2012, 2011 and 2010 were as follows:

	2012	2011	2010
(Dollars in thousands)
Beginning balance	$23,537	$25,816	$26,624
Additions, net of recoveries	67,372	62,157	76,292
Deductions	(64,007)	(64,436)	(77,100)
Ending balance	$26,902	$23,537	$25,816

Inventory

Inventory consists primarily of wireless devices stated at the lower of cost or market, with cost determined using the first-in, first-out method and market determined by replacement costs or estimated net realizable value.

Fair Value Measurements

Under the provisions of GAAP, fair value is a market-based measurement and not an entity-specific measurement, based on an exchange transaction in which the entity sells an asset or transfers a liability (exit price). The provisions also establish a fair value hierarchy that contains three levels for inputs used in fair value measurements. Level 1 inputs include quoted market prices for identical assets or liabilities in active markets. Level 2 inputs include quoted market prices for similar assets and liabilities in active markets or quoted market prices for identical assets and liabilities in inactive markets. Level 3 inputs are unobservable. A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. A financial instrument's level within the fair value hierarchy is not representative of its expected performance or its overall risk profile and, therefore, Level 3 assets are not necessarily higher risk than Level 2 assets or Level 1 assets.

Licenses

Licenses consist of direct and incremental costs incurred in acquiring Federal Communications Commission (“FCC”) licenses to provide wireless service.

U.S. Cellular has determined that wireless licenses are indefinite-lived intangible assets and, therefore, not subject to amortization based on the following factors:

  Radio spectrum is not a depleting asset.
  The ability to use radio spectrum is not limited to any one technology.
  U.S. Cellular and its consolidated subsidiaries are licensed to use radio spectrum through the FCC licensing process, which enables licensees to utilize specified portions of the spectrum for the provision of wireless service.
  U.S. Cellular and its consolidated subsidiaries are required to renew their FCC licenses every ten years or, in some cases, every fifteen years. To date, all of U.S. Cellular's license renewal applications have been granted by the FCC. Generally, license renewal applications filed by licensees otherwise in compliance with FCC regulations are routinely granted. If, however, a license renewal application is challenged either by a competing applicant for the license or by a petition to deny the renewal application, the license will be renewed if the licensee can demonstrate its entitlement to a “renewal expectancy.” Licensees are entitled to such an expectancy if they can demonstrate to the FCC that they have provided “substantial service” during their license term and have “substantially complied” with FCC rules and policies. U.S. Cellular believes that it is probable that its future license renewal applications will be granted.

Goodwill

U.S. Cellular has Goodwill as a result of its acquisitions of wireless businesses. Such Goodwill represents the excess of the total purchase price over the fair value of net assets acquired in these transactions.

Goodwill and Licenses Impairment Assessment

Goodwill and Licenses must be assessed for impairment annually or more frequently if events or changes in circumstances indicate that such assets might be impaired. U.S. Cellular performs its annual impairment assessment of Goodwill and Licenses as of November 1 of each year.

The impairment test for Goodwill is a two-step process. The first step compares the fair value of the reporting unit to its carrying value. If the carrying amount exceeds the fair value, the second step of the test is performed to measure the amount of impairment loss, if any. The second step compares the implied fair value of reporting unit Goodwill with the carrying amount of that Goodwill. To calculate the implied fair value of Goodwill in this second step, an enterprise allocates the fair value of the reporting unit to all of the assets and liabilities of that reporting unit (including any unrecognized intangible assets) as if the reporting unit had been acquired in a business combination and the fair value was the price paid to acquire the reporting unit. The excess of the fair value of the reporting unit over the amount assigned to the assets and liabilities of the reporting unit is the implied fair value of Goodwill. If the carrying amount of Goodwill exceeds the implied fair value of Goodwill, an impairment loss is recognized for that difference.

The impairment test for an indefinite-lived intangible asset other than Goodwill consists of comparing the fair value of the intangible asset to its carrying amount. If the carrying amount exceeds the fair value, an impairment loss is recognized for the difference.

Quoted market prices in active markets are the best evidence of fair value of an intangible asset or reporting unit and are used when available. If quoted market prices are not available, the estimate of fair value is based on the best information available, including prices for similar assets and the use of other valuation techniques. Other valuation techniques include present value analysis, multiples of earnings or revenues, or similar performance measures. The use of these techniques involve assumptions by management about factors that are uncertain including future cash flows, the appropriate discount rate, and other inputs. Different assumptions for these inputs could create materially different results.

U.S. Cellular tests Goodwill for impairment at the level of reporting referred to as a reporting unit. For purposes of its impairment testing of Goodwill in 2012 and 2011, U.S. Cellular identified five reporting units. The five reporting units represent five geographic groupings of FCC licenses, representing five geographic service areas.

A discounted cash flow approach was used to value each reporting unit for purposes of the Goodwill impairment review by using value drivers and risks specific to the current industry and economic markets. The cash flow estimates incorporated assumptions that market participants would use in their estimates of fair value. Key assumptions made in this process were the discount rate, estimated expected revenue growth rate, projected capital expenditures and the terminal growth rate.

U.S. Cellular tests Licenses for impairment at the level of reporting referred to as a unit of accounting. For purposes of its 2012 impairment testing of Licenses, U.S. Cellular separated its FCC licenses into thirteen units of accounting based on geographic service areas. One unit of accounting includes the licenses to be transferred as a result of the Divestiture Transaction more fully described in Note 7 — Acquisitions, Divestitures and Exchanges. For purposes of its 2011 impairment testing of Licenses, U.S. Cellular separated its FCC licenses into twelve units of accounting based on geographic service areas. In both 2012 and 2011 testing, seven of the units of accounting represented geographic groupings of licenses which, because they were not being utilized and, therefore, were not expected to generate cash flows from operating activities in the foreseeable future, were considered separate units of accounting for purposes of impairment testing.

U.S. Cellular estimates the fair value of built licenses for purposes of impairment testing using the build-out method. The build-out method estimates the fair value of Licenses by calculating future cash flows from a hypothetical start-up wireless company and assuming that the only assets available upon formation are the underlying Licenses. To apply this method, a hypothetical build-out of the company's wireless network, infrastructure, and related costs are projected based on market participant information. Calculated cash flows, along with a terminal value, are discounted to the present and summed to determine the estimated fair value.

For units of accounting which consist of unbuilt licenses, U.S. Cellular prepares estimates of fair value by reference to prices paid in recent auctions and market transactions where available. If such information is not available, the fair value of the unbuilt licenses is assumed to change by the same percentage, and in the same direction, that the fair value of built licenses measured using the build-out method changed during the period.

Investments in Unconsolidated Entities

Investments in unconsolidated entities consist of amounts invested in wireless entities in which U.S. Cellular holds a noncontrolling interest. U.S. Cellular follows the equity method of accounting for such investments in which its ownership interest equals or exceeds 20% for corporations and equals or exceeds 3% for partnerships and limited liability companies. The cost method of accounting is followed for such investments in which U.S. Cellular's ownership interest is less than 20% for corporations and is less than 3% for partnerships and limited liability companies and for investments for which U.S. Cellular does not have the ability to exercise significant influence.

For its equity method investments for which financial information is readily available, U.S. Cellular records its equity in the earnings of the entity in the current period. For its equity method investments for which financial information is not readily available, U.S. Cellular records its equity in the earnings of the entity on a one quarter lag basis.

Property, Plant and Equipment

U.S. Cellular's Property, plant and equipment is stated at the original cost of construction or purchase including capitalized costs of certain taxes, payroll-related expenses, interest and estimated costs to remove the assets.

Expenditures that enhance the productive capacity of assets in service or extend their useful lives are capitalized and depreciated. Expenditures for maintenance and repairs of assets in service are charged to System operations expense or Selling, general and administrative expense, as applicable. Retirements and disposals of assets are recorded by removing the original cost of the asset (along with the related accumulated depreciation) from plant in service and charging it, together with removal cost less any salvage realized, to (Gain) loss on asset disposals and exchanges, net.

Costs of developing new information systems are capitalized and amortized over their expected economic useful lives.

Depreciation

Depreciation is provided using the straight-line method over the estimated useful life of the assets.

U.S. Cellular depreciates leasehold improvement assets associated with leased properties over periods ranging from one to thirty years; such periods approximate the shorter of the assets' economic lives or the specific lease terms.

Useful lives of specific assets are reviewed throughout the year to determine if changes in technology or other business changes would warrant accelerating the depreciation of those specific assets. Due to the Divestiture Transaction more fully described in Note 7 — Acquisitions, Divestitures and Exchanges, U.S. Cellular changed the useful lives of certain assets in 2012. There were no material changes to useful lives of property, plant and equipment in 2011 or 2010.

Impairment of Long-lived Assets

U.S. Cellular reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the assets might be impaired. The impairment test for tangible long-lived assets is a two-step process. The first step compares the carrying value of the asset (or asset group) with the estimated undiscounted cash flows over the remaining asset (or asset group) life. If the carrying value of the asset (or asset group) is greater than the undiscounted cash flows, the second step of the test is performed to measure the amount of impairment loss. The second step compares the carrying value of the asset to its estimated fair value. If the carrying value exceeds the estimated fair value (less cost to sell), an impairment loss is recognized for the difference.

Quoted market prices in active markets are the best evidence of fair value of a tangible long-lived asset and are used when available. If quoted market prices are not available, the estimate of fair value is based on the best information available, including prices for similar assets and the use of other valuation techniques. A present value analysis of cash flow scenarios is often the best available valuation technique. The use of this technique involves assumptions by management about factors that are uncertain including future cash flows, the appropriate discount rate and other inputs. Different assumptions for these inputs could create materially different results.

Agent Liabilities

U.S. Cellular has relationships with agents, which are independent businesses that obtain customers for U.S. Cellular. At December 31, 2012 and 2011, U.S. Cellular had accrued $88.2 million and $75.3 million, respectively, for amounts due to agents. This amount is included in Other current liabilities in the Consolidated Balance Sheet.

Other Assets and Deferred Charges

Other assets and deferred charges include legal fees and other charges related to U.S. Cellular's various borrowing instruments, and are amortized over the respective term of each instrument. The amounts for deferred charges included in the Consolidated Balance Sheet at December 31, 2012 and 2011, are shown net of accumulated amortization of $12.7 million and $9.6 million, respectively.

Asset Retirement Obligations

U.S. Cellular operates cell sites, retail stores and office spaces in its operating markets. A majority of these sites, stores and office spaces are leased. Most of these leases contain terms which require or may require U.S. Cellular to return the leased property to its original condition at the lease expiration date.

U.S. Cellular accounts for asset retirement obligations by recording the fair value of a liability for legal obligations associated with an asset retirement in the period in which the obligations are incurred. At the time the liability is incurred, U.S. Cellular records a liability equal to the net present value of the estimated cost of the asset retirement obligation and increases the carrying amount of the related long-lived asset by an equal amount. The liability is accreted to its present value over a period ending with the estimated settlement date of the respective asset retirement obligation. The carrying amount of the long-lived asset is depreciated over the useful life of the asset. Upon settlement of the obligation, any difference between the cost to retire the asset and the recorded liability (including accretion of discount) is recognized in the Consolidated Statement of Operations.

Treasury Shares

Common Shares repurchased by U.S. Cellular are recorded at cost as treasury shares and result in a reduction of equity. Treasury shares are reissued as part of U.S. Cellular's stock-based compensation programs. When treasury shares are reissued, U.S. Cellular determines the cost using the first-in, first-out cost method. The difference between the cost of the treasury shares and reissuance price is included in Additional paid-in capital or Retained earnings.

Revenue Recognition

Revenues from wireless operations consist primarily of:

  Charges for access, airtime, roaming, long distance, data and other value added services provided to U.S. Cellular's retail customers and to end users through third-party resellers;
  Charges to carriers whose customers use U.S. Cellular's systems when roaming;
  Sales of equipment and accessories;
  Amounts received from the Universal Service Fund (“USF”) in states where U.S. Cellular has been designated an Eligible Telecommunications Carrier (“ETC”); and
  Redemptions of loyalty reward points for products or services.

Revenues related to wireless services and other value added services are recognized as services are rendered. Revenues billed in advance or in arrears of the services being provided are estimated and deferred or accrued, as appropriate.

Revenues from sales of equipment and accessories are recognized when title and risk of loss passes to the agent or end-user customer.

U.S. Cellular allocates revenue to each element of multiple element service offerings using the relative selling price method. Under this method, arrangement consideration, which consists of the amounts billed to the customer net of any cash-based discounts, is allocated to each element on the basis of its relative selling price on a stand-alone basis. Such stand-alone selling price is determined in accordance with the following hierarchy:

  U.S. Cellular-specific objective evidence of stand-alone selling price, if available; otherwise
  Third-party evidence of selling price, if it is determinable; otherwise
  A best estimate of stand-alone selling price.

U.S. Cellular estimates stand-alone selling prices of the elements of its service offerings as follows:

  Wireless services – Based on the actual selling price U.S. Cellular offers when such plan is sold on a stand-alone basis, or if the plan is not sold on a stand-alone basis, U.S. Cellular's estimate of the price of such plan based on similar plans that are sold on a stand-alone basis.
  Wireless devices – Based on the selling price of the respective wireless device when it is sold on a stand-alone basis.
  Phone Replacement – Based on U.S. Cellular's estimate of the price of this service if it were sold on a stand-alone basis, which was calculated by estimating the cost of this program plus a reasonable margin.
  Loyalty reward points – By estimating the retail price of the products and services for which points may be redeemed and dividing such amount by the number of loyalty points required to receive such products and services. This is calculated on a weighted average basis and requires U.S. Cellular to estimate the percentage of loyalty points that will be redeemed for each product or service.

U.S. Cellular follows the deferred revenue method of accounting for its loyalty reward program. Under this method, revenue allocated to loyalty reward points is fully deferred as U.S. Cellular does not have sufficient historical data in which to estimate any portion of loyalty reward points that will not be redeemed. Revenue is recognized at the time of customer redemption or when such points have been depleted via a maintenance charge. U.S. Cellular periodically reviews and will revise the redemption and depletion rates as appropriate based on history and related future expectations. As of December 31, 2012 and 2011, U.S. Cellular had deferred revenue related to loyalty reward points outstanding of $56.6 million and $38.9 million, respectively. These amounts are recorded in Customer deposits and deferred revenues (a current liability account) in the Consolidated Balance Sheet, as customers may redeem their reward points within the current period.

Cash-based discounts and incentives, including discounts to customers who pay their bills through the use of on-line bill payment methods, are recognized as a reduction of Operating revenues concurrently with the associated revenue, and are allocated to the various products and services in the bundled offering based on their respective relative selling price.

In order to provide better control over wireless device quality, U.S. Cellular sells wireless devices to agents. U.S. Cellular pays rebates to agents at the time an agent activates a new customer or retains an existing customer in a transaction involving a wireless device. U.S. Cellular accounts for these rebates by reducing revenues at the time of the wireless device sale to the agent rather than at the time the agent activates a new customer or retains a current customer. Similarly, U.S. Cellular offers certain wireless device sales rebates and incentives to its retail customers and records the revenue net of the corresponding rebate or incentive. The total potential rebates and incentives are reduced by U.S. Cellular's estimate of rebates that will not be redeemed by customers based on historical experience of such redemptions.

Prior to July 1, 2012, U.S. Cellular charged a service activation fee to customers. Activation fees charged at agent locations with the sale of service only, where U.S. Cellular did not sell a wireless device to the customer, were deferred and recognized over the average customer life. On July 1, 2012, U.S. Cellular discontinued the service activation fee and began charging a device activation fee. Device activation fees charged at agent locations, where U.S. Cellular does not also sell a wireless device to the customer, are deferred and recognized over the average device life. Device activation fees charged as a result of handset sales at Company-owned retail stores are recognized at the time the handset is delivered to the customer. GAAP requires that activation fees charged with the sale of equipment and service be allocated to the equipment and service based upon the relative selling prices of each item. This generally results in the recognition of the activation fee as additional wireless device revenue at the time of sale.

ETC revenues recognized in the reporting period represent the amounts which U.S. Cellular is entitled to receive for such period, as determined and approved in connection with U.S. Cellular's designation as an ETC in various states.

Amounts Collected from Customers and Remitted to Governmental Authorities

U.S. Cellular records amounts collected from customers and remitted to governmental authorities net within a tax liability account if the tax is assessed upon the customer and U.S. Cellular merely acts as an agent in collecting the tax on behalf of the imposing governmental authority. If the tax is assessed upon U.S. Cellular, then amounts collected from customers as recovery of the tax are recorded in Service revenues and amounts remitted to governmental authorities are recorded in Selling, general and administrative expenses in the Consolidated Statement of Operations. The amounts recorded gross in revenues that are billed to customers and remitted to governmental authorities totaled $135.7 million, $125.2 million and $137.6 million for 2012, 2011 and 2010, respectively.

Advertising Costs

U.S. Cellular expenses advertising costs as incurred. Advertising costs totaled $227.0 million, $257.8 million and $265.2 million in 2012, 2011 and 2010, respectively.

Income Taxes

U.S. Cellular is included in a consolidated federal income tax return with other members of the TDS consolidated group. TDS and U.S. Cellular are parties to a Tax Allocation Agreement which provides that U.S. Cellular and its subsidiaries be included with the TDS affiliated group in a consolidated federal income tax return and in state income or franchise tax returns in certain situations. For financial statement purposes, U.S. Cellular and its subsidiaries calculate their income, income taxes and credits as if they comprised a separate affiliated group. Under the Tax Allocation Agreement, U.S. Cellular remits its applicable income tax payments to TDS. U.S. Cellular had a tax payable balance with TDS of $1.1 million and a tax receivable balance of $73.7 million as of December 31, 2012 and 2011, respectively.

Deferred taxes are computed using the liability method, whereby deferred tax assets are recognized for future deductible temporary differences and operating loss carryforwards, and deferred tax liabilities are recognized for future taxable temporary differences. Both deferred tax assets and liabilities are measured using the tax rates anticipated to be in effect when the temporary differences reverse. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment. Deferred tax assets are reduced by a valuation allowance when it is more likely than not that some portion or all of the deferred tax assets will not be realized. U.S. Cellular evaluates income tax uncertainties, assesses the probability of the ultimate settlement with the applicable taxing authority and records an amount based on that assessment.

Stock-Based Compensation

U.S. Cellular has established a long-term incentive plan and a Non-Employee Director compensation plan, and previously had an employee stock purchase plan before this was terminated in the fourth quarter of 2011. Also, U.S. Cellular employees were eligible to participate in the TDS employee stock purchase plan before this was terminated in the fourth quarter of 2011. These plans are described more fully in Note 15 — Stock-based Compensation. These plans are considered compensatory plans and, therefore, recognition of compensation cost for grants made under these plans is required.

U.S. Cellular values its share-based payment transactions using a Black-Scholes valuation model. Stock-based compensation cost recognized during the period is based on the portion of the share-based payment awards that is ultimately expected to vest. Accordingly, stock-based compensation cost recognized has been reduced for estimated forfeitures. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Pre-vesting forfeitures and expected life are estimated based on historical experience related to similar awards, giving consideration to the contractual terms of the stock-based awards, vesting schedules and expectations of future employee behavior. U.S. Cellular believes that its historical experience provides the best estimates of future pre-vesting forfeitures and future expected life. The expected volatility assumption is based on the historical volatility of U.S. Cellular's common stock over a period commensurate with the expected life. The dividend yield assumption is zero because U.S. Cellular has never paid a dividend and has expressed its intention to retain all future earnings in the business. The risk-free interest rate assumption is determined using the U.S. Treasury Yield Curve Rate with a term length that approximates the expected life of the stock options.

Compensation cost for stock option awards is recognized over the respective requisite service period of the awards, which is generally the vesting period, on a straight-line basis for each separate vesting portion of the awards as if the awards were, in-substance, multiple awards (graded vesting attribution method).

Defined Contribution Plans

U.S. Cellular participates in a qualified noncontributory defined contribution pension plan sponsored by TDS; such plan provides pension benefits for the employees of U.S. Cellular and its subsidiaries. Under this plan, pension benefits and costs are calculated separately for each participant and are funded currently. Pension costs were $12.4 million, $11.6 million and $11.6 million in 2012, 2011 and 2010, respectively.

U.S. Cellular also participates in a defined contribution retirement savings plan (“401(k) plan”) sponsored by TDS. Total costs incurred from U.S. Cellular's contributions to the 401(k) plan were $17.1 million, $15.5 million and $15.3 million in 2012, 2011 and 2010, respectively.

Operating Leases

U.S. Cellular is a party to various lease agreements for office space, retail stores, cell sites and equipment that are accounted for as operating leases. Certain leases have renewal options and/or fixed rental increases. Renewal options that are reasonably assured of exercise are included in determining the lease term. U.S. Cellular accounts for certain operating leases that contain rent abatements, lease incentives and/or fixed rental increases by recognizing lease revenue and expense on a straight-line basis over the lease term.

Recent Accounting Pronouncements

On July 27, 2012, the FASB issued Accounting Standards Update 2012-02, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment (“ASU 2012-02”). ASU 2012-02 is intended to reduce the cost and complexity of the annual indefinite-lived intangible assets impairment testing by providing entities an option to perform a “qualitative” assessment to determine whether further impairment testing is necessary. As such, there is the possibility that quantitative assessments would not need to be performed if it is more likely than not that no impairment exists. U.S. Cellular is required to adopt the provisions of ASU 2012-02 as of January 1, 2013. Early adoption is permitted. The adoption of ASU 2012-02 is not expected to have a significant impact on U.S. Cellular's financial position or results of operations.

Noncontrolling Interests	12 Months Ended
Dec. 31, 2012
Disclosure Text Block
Noncontrolling Interests

NOTE 2 NONCONTROLLING INTERESTS

U.S. Cellular's consolidated financial statements include certain noncontrolling interests that meet the GAAP definition of mandatorily redeemable financial instruments.  These mandatorily redeemable noncontrolling interests represent interests held by third parties in consolidated partnerships and limited liability companies (“LLCs”), where the terms of the underlying partnership or LLC agreement provide for a defined termination date at which time the assets of the subsidiary are to be sold, the liabilities are to be extinguished and the remaining net proceeds are to be distributed to the noncontrolling interest holders and U.S. Cellular in accordance with the respective partnership and LLC agreements.  The termination dates of these mandatorily redeemable noncontrolling interests range from 2085 to 2107.

The settlement value or estimate of cash that would be due and payable to settle these noncontrolling interests assuming an orderly liquidation of the finite-lived consolidated partnerships and LLCs on December 31, 2012, net of estimated liquidation costs, is $159.2 million.  This amount excludes redemption amounts recorded in Noncontrolling interests with redemption features in the Consolidated Balance Sheet.  The estimate of settlement value was based on certain factors and assumptions which are subjective in nature.  Changes in those factors and assumptions could result in a materially larger or smaller settlement amount.  U.S. Cellular currently has no plans or intentions relating to the liquidation of any of the related partnerships or LLCs prior to their scheduled termination dates.  The corresponding carrying value of the mandatorily redeemable noncontrolling interests in finite-lived consolidated partnerships and LLCs at December 31, 2012 was $57.5 million, and is included in Noncontrolling interests in the Consolidated Balance Sheet. The excess of the aggregate settlement value over the aggregate carrying value of these mandatorily redeemable noncontrolling interests is primarily due to the unrecognized appreciation of the noncontrolling interest holders' share of the underlying net assets in the consolidated partnerships and LLCs.  Neither the noncontrolling interest holders' share, nor U.S. Cellular's share, of the appreciation of the underlying net assets of these subsidiaries is reflected in the consolidated financial statements.

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Disclosure Text Block
Fair Value Measurements

NOTE 3 FAIR VALUE MEASUREMENTS

As of December 31, 2012 and 2011, U.S. Cellular did not have any financial assets or liabilities that were required to be recorded at fair value in its Consolidated Balance Sheet in accordance with GAAP. However, U.S. Cellular has applied the provisions of fair value accounting for purposes of computing the fair value of financial instruments for disclosure purposes as displayed below.

		December 31, 2012		December 31, 2011
	Level within the Fair Value Hierarchy	Book Value	Fair Value	Book Value	Fair Value
(Dollars in thousands)
Cash and cash equivalents	1	$378,358	$378,358	$424,155	$424,155
Short-term investments (1)(2)
Government-backed securities (3)	1	100,676	100,676	127,039	127,039
Long-term investments (1)(4)
Government-backed securities (3)	1	50,305	50,339	30,057	30,140
Long-term debt (5)
6.95% Senior Notes	1	342,000	376,610	342,000	364,162
6.7% Senior Notes	2	532,194	582,744	534,111	534,860

(1)		Designated as held-to-maturity investments and are recorded at amortized cost in the Consolidated Balance Sheet.

(2)		Maturities are less than twelve months from the respective balance sheet dates.

(3)		Includes U.S. treasuries and corporate notes guaranteed under the Federal Deposit Insurance Corporation’s Temporary Liquidity Guarantee Program.

(4)		Maturities range between 14 and 23 months from the balance sheet date.

(5)		Excludes capital lease obligations and current portion of Long-term debt.

The fair values of Cash and cash equivalents and Short-term investments approximate their book values due to the short-term nature of these financial instruments. The fair values of Long-term investments were estimated using quoted market prices for the individual issuances. The fair value of Long-term debt, excluding capital lease obligations and the current portion of such Long-term debt, was estimated using market prices for the 6.95% Senior Notes, and discounted cash flow analysis using an estimated yield to maturity of 6.09% and 6.85% for the 6.7% Senior Notes at December 31, 2012 and 2011, respectively.

Income Taxes	12 Months Ended
Dec. 31, 2012
Disclosure Text Block
Income Taxes

NOTE 4 INCOME TAXES

U.S. Cellular's income taxes balances at December 31, 2012 and 2011 were as follows:

December 31,	2012	2011
(Dollars in thousands)
Federal income taxes receivable (payable)	$(1,614)	$73,525
State income taxes receivable	1,612	1,266

Income tax expense (benefit) is summarized as follows:

Year Ended December 31,	2012	2011	2010
(Dollars in thousands)
Current
Federal	$10,547	$(90,235)	$19,290
State	4,186	1,049	(11,059)
Deferred
Federal	54,490	187,581	57,759
State	(5,246)	15,683	15,968
	$63,977	$114,078	$81,958

A reconciliation of U.S. Cellular's income tax expense computed at the statutory rate to the reported income tax expense, and the statutory federal income tax expense rate to U.S. Cellular's effective income tax expense rate is as follows:

Year Ended December 31,	2012		2011		2010
	Amount	Rate	Amount	Rate	Amount	Rate
(Dollars in millions)
Statutory federal income tax expense and rate	$71.8	35.0%	$109.5	35.0%	$84.4	35.0%
State income taxes, net of federal benefit (1)	3.7	1.8	4.5	1.4	5.0	2.1
Effect of noncontrolling interests	(6.3)	(3.1)	(4.9)	(1.6)	(4.6)	(1.9)
Correction of deferred taxes (2)	(5.3)	(2.6)	6.1	2.0	-	-
Other differences, net	0.1	0.1	(1.1)	(0.3)	(2.8)	(1.2)
Total income tax expense and rate	$64.0	31.2%	$114.1	36.5%	$82.0	34.0%

(1)	Net state income taxes include changes in the valuation allowance. The 2011 benefit primarily relates to the ability to utilize net operating losses as a result of state income tax law changes. In addition, state tax benefits related to the settlement of state tax audits and the expiration of statutes of limitations are included in 2012, 2011 and 2010.

(2)	U.S. Cellular recorded immaterial adjustments to correct deferred tax balances in 2012 and 2011 related to tax basis adjustments and law changes that related to periods prior to 2012 and 2011, respectively.

U.S. Cellular's current Net deferred income tax asset totaled $35.4 million and $31.9 million at December 31, 2012 and 2011, respectively, and primarily represents the deferred tax effects of accrued liabilities and the allowance for doubtful accounts on customer receivables.

U.S. Cellular’s noncurrent deferred income tax assets and liabilities at December 31, 2012 and 2011 and the temporary differences that gave rise to them were as follows:

December 31,	2012	2011
(Dollars in thousands)
Noncurrent deferred tax assets
Net operating loss (“NOL”) carryforwards	$63,240	$48,565
Stock-based compensation	22,411	19,079
Compensation and benefits - other	13,673	2,985
Deferred rent	15,822	12,656
Other	25,432	20,554
	140,578	103,839
Less valuation allowance	(40,208)	(29,262)
Total noncurrent deferred tax assets	100,370	74,577
Noncurrent deferred tax liabilities
Property, plant and equipment	527,547	482,433
Licenses/intangibles	294,738	267,344
Partnership investments	124,221	120,941
Other	3,682	3,049
Total noncurrent deferred tax liabilities	950,188	873,767
Net noncurrent deferred income tax liability	$849,818	$799,190

At December 31, 2012, U.S. Cellular and certain subsidiaries had $1,152.0 million of state NOL carryforwards (generating a $54.4 million deferred tax asset) available to offset future taxable income. The state NOL carryforwards expire between 2013 and 2032. Certain subsidiaries had federal NOL carryforwards (generating a $8.8 million deferred tax asset) available to offset their future taxable income. The federal NOL carryforwards expire between 2013 and 2032. A valuation allowance was established for certain state NOL carryforwards and federal NOL carryforwards since it is more likely than not that a portion of such carryforwards will expire before they can be utilized.

A summary of U.S. Cellular’s deferred tax asset valuation allowance is as follows:

	2012	2011	2010
(Dollars in thousands)
Balance at January 1,	$30,261	$29,891	$19,234
Charged to income tax expense	3,033	(1,450)	(832)
Charged to other accounts	8,001	1,820	11,489
Balance at December 31,	$41,295	$30,261	$29,891

As of December 31, 2012, the valuation allowance reduced current deferred tax assets by $1.1 million and noncurrent deferred tax assets by $40.2 million.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2012	2011	2010
(Dollars in thousands)
Unrecognized tax benefits balance at January 1,	$28,745	$32,547	$34,442
Additions for tax positions of current year	6,656	4,487	5,119
Additions for tax positions of prior years	854	332	550
Reductions for tax positions of prior years	(115)	(1,104)	(1,560)
Reductions for settlements of tax positions	-	(244)	(5,938)
Reductions for lapses in statutes of limitations	(9,680)	(7,273)	(66)
Unrecognized tax benefits balance at December 31,	$26,460	$28,745	$32,547

Unrecognized tax benefits are included in Accrued taxes and Other deferred liabilities and credits in the Consolidated Balance Sheet. If these benefits were recognized, they would have reduced income tax expense in 2012, 2011 and 2010 by $17.2 million, $18.7 million and $21.1 million, respectively, net of the federal benefit from state income taxes.

As of December 31, 2012, U.S. Cellular believes it is reasonably possible that unrecognized tax benefits could decrease by approximately $4.9 million in the next twelve months. The nature of the uncertainty primarily relates to state income tax positions and their resolution or the expiration of statutes of limitation.

U.S. Cellular recognizes accrued interest and penalties related to unrecognized tax benefits in Income tax expense. The amounts charged to Income tax expense related to interest and penalties resulted in a benefit in 2012 of $2.2 million, a benefit of $2.6 million in 2011 and expense of $3.0 million in 2010, respectively. Net accrued interest and penalties were $12.8 million and $15.6 million at December 31, 2012 and 2011, respectively.

U.S. Cellular is included in TDS' consolidated federal income tax return. U.S. Cellular also files various state and local income tax returns. The TDS consolidated group remains subject to federal income tax audits for the tax years after 2009. With only a few exceptions, TDS is no longer subject to state income tax audits for years prior to 2008.

Variable Interest Entities	12 Months Ended
Dec. 31, 2012
Disclosure Text Block
Variable Interest Entities

NOTE 5 VARIABLE INTEREST ENTITIES (VIEs)

Consolidated VIEs

As of December 31, 2012, U.S. Cellular holds a variable interest in and consolidates the following VIEs under GAAP:

  Aquinas Wireless L.P. (“Aquinas Wireless”); and
  King Street Wireless L.P. (“King Street Wireless”) and King Street Wireless, Inc., the general partner of King Street Wireless.

From time to time, the FCC conducts auctions through which additional spectrum is made available for the provision of wireless services.  U.S. Cellular participated in spectrum auctions indirectly through interests that it held at the time in Aquinas Wireless, King Street Wireless, Barat Wireless L.P. (“Barat Wireless”) and Carroll Wireless L.P. (“Carroll Wireless”), collectively, the “limited partnerships.” Each limited partnership participated in and was awarded spectrum licenses in one of four separate spectrum auctions (FCC Auctions 78, 73, 66 and 58). Each limited partnership qualified as a “designated entity” and thereby was eligible for bidding credits with respect to licenses purchased in accordance with the rules defined by the FCC for each auction. In most cases, the bidding credits resulted in a 25% discount from the gross winning bid.

On September 7, 2012, U.S. Cellular acquired 100% of the ownership interest in Barat Wireless, Inc., the general partner of Barat Wireless, for an immaterial amount. On December 5, 2012, U.S. Cellular acquired 100% of the ownership interest in Carroll PCS, Inc., the general partner of Carroll Wireless, for an immaterial amount. Prior to these acquisitions, U.S. Cellular consolidated Barat Wireless, Barat Wireless, Inc., Carroll Wireless, and Carroll PCS, Inc. as VIEs. Subsequent to the acquisition dates these entities ceased to be VIEs but continue to be consolidated based on U.S. Cellular's controlling financial interest in the entities.

The power to direct the activities that most significantly impact the economic performance of Aquinas Wireless and King Street Wireless is shared. Specifically, the general partner of these VIEs has the exclusive right to manage, operate and control the limited partnerships and make all decisions to carry on the business of the partnerships; however, the general partner of each partnership needs consent of the limited partner, a U.S. Cellular subsidiary, to sell or lease certain licenses, to make certain large expenditures, admit other partners or liquidate the limited partnerships. Although the power to direct the activities of the VIEs is shared, U.S. Cellular has a disproportionate level of exposure to the variability associated with the economic performance of the VIEs, indicating that U.S. Cellular is the primary beneficiary of the VIEs in accordance with GAAP. Accordingly, these VIEs are consolidated.

U.S. Cellular's capital contributions and advances made to VIEs totaled $10.0 million and $15.8 million in the years ended December 31, 2012 and 2011, respectively.

The following table presents the classification of the consolidated VIEs' assets and liabilities in U.S. Cellular's Consolidated Balance Sheet.

December 31,	2012	2011
(Dollars in thousands)
Assets
Cash and cash equivalents	$5,849	$12,086
Other current assets	120	47
Licenses	308,091	483,059
Property, plant and equipment, net	16,443	9,450
Other assets and deferred charges	887	153
Total assets	$331,390	$504,795

Liabilities
Current liabilities	$1,013	$957
Deferred liabilities and credits	3,024	-
Total liabilities	$4,037	$957

Other Related Matters

U.S. Cellular may agree to make additional capital contributions and/or advances to Aquinas Wireless and King Street Wireless and/or to their general partners to provide additional funding for the development of licenses granted in the various auctions.  U.S. Cellular may finance such amounts with a combination of cash on hand, borrowings under its revolving credit agreement and/or long-term debt.  There is no assurance that U.S. Cellular will be able to obtain additional financing on commercially reasonable terms or at all to provide such financial support.

The limited partnership agreements of Aquinas Wireless and King Street Wireless also provide the general partner with a put option whereby the general partner may require the limited partner, a subsidiary of U.S. Cellular, to purchase its interest in the limited partnership.  The general partner's put options related to its interests in King Street Wireless and Aquinas Wireless will become exercisable in 2019 and 2020, respectively.  The put option price is determined pursuant to a formula that takes into consideration fixed interest rates and the market value of U.S. Cellular's Common Shares.  Upon exercise of the put option, the general partner is required to repay borrowings due to U.S. Cellular.  If the general partner does not elect to exercise its put option, the general partner may trigger an appraisal process in which the limited partner (a subsidiary of U.S. Cellular) may have the right, but not the obligation, to purchase the general partner's interest in the limited partnership at a price and on other terms and conditions specified in the limited partnership agreement.  In accordance with requirements under GAAP, U.S. Cellular is required to calculate a theoretical redemption value for all of the put options assuming they are exercisable at the end of each reporting period, even though such exercise is not contractually permitted.  Pursuant to GAAP, this theoretical redemption value, net of amounts payable to U.S. Cellular for loans and accrued interest thereon made by U.S. Cellular to the general partners the (“net put value”), was $0.5 million at December 31, 2012. At December 31, 2011, the net put value was $1.0 million and also included the theoretical redemption value of the put options held by the general partners of Barat Wireless and Carroll Wireless, which were consolidated as VIEs on that date. The net put value is recorded as Noncontrolling interests with redemption features in U.S. Cellular's Consolidated Balance Sheet.  Also in accordance with GAAP, changes in the redemption value of the put options, net of interest accrued on the loans, are recorded as a component of Net income attributable to noncontrolling interests, net of tax, in U.S. Cellular's Consolidated Statements of Operations.

Aquinas Wireless and King Street Wireless were formed to participate in FCC auctions of wireless spectrum and to fund, establish, and provide wireless service with respect to any FCC licenses won in the auctions. As such, these entities have risks similar to those described in the “Risk Factors” in U.S. Cellular's Annual Report on Form 10-K.

U.S. Cellular began offering fourth generation Long-term Evolution (“4G LTE”) service in certain cities within its service areas during the first quarter of 2012 and has plans to continue the deployment of 4G LTE. U.S. Cellular currently provides 4G LTE service in conjunction with King Street Wireless. Aquinas Wireless is still in the process of developing long-term business plans.

Earnings Per Share	12 Months Ended
Dec. 31, 2012
Disclosure Text Block
Earnings per Share

NOTE 6 EARNINGS PER SHARE

Basic earnings per share attributable to U.S. Cellular shareholders is computed by dividing Net income attributable to U.S. Cellular shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share attributable to U.S. Cellular shareholders is computed by dividing Net income attributable to U.S. Cellular shareholders by the weighted average number of common shares outstanding during the period adjusted to include the effects of potentially dilutive securities. Potentially dilutive securities primarily include incremental shares issuable upon exercise of outstanding stock options and the vesting of restricted stock units.

The amounts used in computing Earnings per Common and Series A Common Share and the effects of potentially dilutive securities on the weighted average number of Common and Series A Common Shares are as follows:

Year ended December 31,	2012	2011	2010
(Dollars and shares in thousands, except earnings per share)
Net income attributable to U.S. Cellular shareholders	$111,006	$175,041	$136,074

Weighted average number of shares used in basic earnings per share	84,645	84,877	86,128
Effect of dilutive securities:
Stock options	58	114	89
Restricted stock units	364	344	301

Weighted average number of shares used in diluted earnings per share	85,067	85,335	86,518

Basic earnings per share attributable to U.S. Cellular shareholders	$1.31	$2.06	$1.58

Diluted earnings per share attributable to U.S. Cellular shareholders	$1.30	$2.05	$1.57

Certain Common Shares issuable upon the exercise of stock options or vesting of restricted stock units were not included in average diluted shares outstanding for the calculation of Diluted earnings per share because their effects were antidilutive. The number of such Common Shares excluded is shown in the table below.

	2012	2011	2010
(Shares in thousands)
Stock options	2,452	1,399	1,771

Restricted stock units	318	215	224

Acquisitions, Divestitures and Exchanges	12 Months Ended
Dec. 31, 2012
Disclosure Text Block
Acquisitions, Divestitures and Exchanges

NOTE 7 ACQUISITIONS, DIVESTITURES AND EXCHANGES

U.S. Cellular assesses its existing wireless interests on an ongoing basis with a goal of improving the competitiveness of its operations and maximizing its long-term return on capital. As part of this strategy, U.S. Cellular reviews attractive opportunities to acquire additional wireless operating markets and wireless spectrum. In addition, U.S. Cellular may seek to divest outright or include in exchanges for other wireless interests those interests that are not strategic to its long-term success.

Divestiture Transaction

On November 6, 2012, U.S. Cellular entered into a Purchase and Sale Agreement with subsidiaries of Sprint Nextel Corporation (“Sprint”). The Purchase and Sale Agreement provides that U.S. Cellular will transfer customers and certain PCS license spectrum to Sprint in U.S. Cellular's Chicago, central Illinois, St. Louis and certain Indiana/Michigan/Ohio markets (“Divestiture Markets”) in consideration for $480 million in cash at closing, subject to pro-rations of certain assets and liabilities. The Purchase and Sale Agreement also contemplates certain other agreements, collectively referred to as the “Divestiture Transaction.”

U.S. Cellular will retain other assets and liabilities related to the Divestiture Markets, including network assets, retail stores and related equipment, and other buildings and facilities. The transaction does not affect spectrum licenses held by U.S. Cellular or VIEs that are not currently used in the operations of the Divestiture Markets. The Purchase and Sale Agreement also contemplates certain other agreements, including customer and network transition services agreements, which will require that U.S. Cellular provide customer, billing and network services to Sprint for a period of up to 24 months after the closing date. Sprint will reimburse U.S. Cellular for providing such services at an amount equal to U.S. Cellular's cost, including applicable overhead allocations. In addition, these agreements will require Sprint to reimburse U.S. Cellular up to $200 million for certain network decommissioning costs, network site lease rent and termination costs, network access termination costs, and employee termination benefits for specified engineering employees.

Financial impacts of the Divestiture Transaction are classified in the Consolidated Statement of Operations within Operating income. The table below describes the amounts U.S. Cellular expects to recognize in the Consolidated Statement of Operations between the date the Purchase and Sale Agreement was signed and the end of the transition services period, and the actual amounts incurred during the year ended December 31, 2012, as a result of the transaction.

(Dollars in thousands)	Expected Period of Realization / Incurrence (1)	Projected Range		Actual Amount Incurred Year Ended December 31, 2012

(Gain) loss on sale of business and other exit costs, net
Proceeds from Sprint
Purchase price	2013	$(480,000)	$(480,000)	$-
Reimbursement of transition and exit costs	2013-2014	(150,000)	(200,000)	-
Net assets transferred	2013	210,000	230,000	-
Non-cash charges for the write-off and write-down of property under construction and related assets	2012-2013	5,000	15,000	10,672
Employee related costs including severance, retention and outplacement	2012-2014	15,000	25,000	12,609
Contract termination costs	2012-2014	125,000	175,000	59
Transaction costs	2012-2013	3,000	5,000	1,137
Total (Gain) loss on sale of business and other exit costs, net		$(272,000)	$(230,000)	$24,477

Depreciation, amortization and accretion expense
Incremental depreciation, amortization and accretion, net of salvage values (2)	2012-2014	150,000	210,000	20,058

Other Operating expenses
Non-cash charges for the write-off and write-down of various operating assets and liabilities	2013	-	10,000	-
(Increase) decrease in Operating income		$(122,000)	$(10,000)	$44,535

(1)				Represents the estimated period in which a substantial majority of such amounts will be realized or incurred.

(2)				Represents incremental depreciation, amortization and accretion anticipated to be recorded in the specified time periods as a result of revising the useful life of certain assets and revising the settlement dates of certain asset retirement obligations in conjunction with the Divestiture Transaction. Specifically, for the years indicated, this is estimated depreciation, amortization and accretion recorded on assets and liabilities of the Divestiture Markets after the November 6, 2012 transaction date less depreciation, amortization and accretion that would have been recorded on such assets and liabilities in the normal course, absent the Divestiture Transaction.

As a result of the transaction, U.S. Cellular recognized the following amounts in the Consolidated Balance Sheet between the date the Purchase and Sale Agreement was signed and December 31, 2012:

(Dollars in thousands)	Balance November 6, 2012	Costs Incurred	Cash Settlements	Non-cash Settlements	Adjustments	Balance December 31, 2012

Accrued compensation
Employee related costs including severance, retention, outplacement	$-	$12,609	$(304)	$-	$-	$12,305
Other current liabilities
Contract termination costs	$-	$59	$(29)	$-	$-	$30

The transaction is subject to FCC approval, compliance with the Hart-Scott-Rodino Act and other conditions. Subject to the satisfaction or (if permitted) waiver of all conditions, the transaction is expected to close in mid-2013.

Other Acquisitions, Divestitures and Exchanges

On November 20, 2012, U.S. Cellular acquired seven 700 MHz licenses covering portions of Illinois, Michigan, Minnesota, Missouri, Nebraska, Oregon, Washington and Wisconsin for $57.7 million.

On August 15, 2012, U.S. Cellular acquired four 700 MHz licenses covering portions of Iowa, Kansas, Missouri, Nebraska and Oklahoma for $34.0 million.

On March 14, 2012, U.S. Cellular sold the majority of the assets and liabilities of a wireless market for $49.8 million in cash, net of working capital adjustments. At the time of the sale, a $4.2 million gain was recorded in (Gain) loss on sale of business and other exit costs, net in the Consolidated Statement of Operations. On May 9, 2011, pursuant to certain required terms of the partnership agreement, U.S. Cellular paid $24.6 million in cash to purchase the remaining ownership interest in this wireless market in which it previously held a 49% noncontrolling interest. In connection with the acquisition of the remaining interest, a $13.4 million gain was recorded to adjust the carrying value of this 49% investment to its fair value of $25.7 million based on an income approach valuation method.  The gain was recorded in Gain (loss) on investment in the Consolidated Statement of Operations in 2011.

On September 30, 2011, U.S. Cellular completed an exchange whereby U.S. Cellular received eighteen 700 MHz spectrum licenses covering portions of Idaho, Illinois, Indiana, Kansas, Nebraska, Oregon and Washington in exchange for two PCS spectrum licenses covering portions of Illinois and Indiana.  The exchange of licenses will provide U.S. Cellular with additional spectrum to meet anticipated future capacity and coverage requirements in several of its markets.  No cash, customers, network assets, other assets or liabilities were included in the exchange.  As a result of this transaction, U.S. Cellular recognized a gain of $11.8 million, representing the difference between the fair value of the licenses received, calculated using a market approach valuation method, and the carrying value of the licenses surrendered.  This gain was recorded in (Gain) loss on asset disposals and exchanges, net in the Consolidated Statement of Operations for the year ended December 31, 2011.  The Indiana PCS spectrum included in the exchange was originally awarded to Carroll Wireless in FCC Auction 58 and was purchased by U.S. Cellular prior to the exchange.  Carroll Wireless was a VIE which U.S. Cellular consolidated at the time of the exchange; see Note 5 — Variable Interest Entities for additional information.

Acquisitions and exchanges completed as of December 31, 2012 did not have a material impact on U.S. Cellular's consolidated financial statements for the periods presented and pro forma results, assuming acquisitions and exchanges had occurred at the beginning of each period presented, would not be materially different from the results reported.

U.S. Cellular acquisitions in 2012 and 2011 and the allocation of the purchase price for these acquisitions were as follows:

		Allocation of Purchase Price
(Dollars in thousands)	Purchase Price (1)	Goodwill	Licenses	Intangible Assets Subject to Amortization (2)	Net Tangible Assets (Liabilities)
2012
Licenses	$122,690	$-	$122,690	$-	$-

2011
Licenses	$4,406	$-	$4,406	$-	$-
Business (3)(4)	24,572	-	15,592	2,252	6,728
Total	$28,978	$-	$19,998	$2,252	$6,728

(1)	Cash amounts paid for acquisitions may differ from the purchase price due to cash acquired in the transactions and the timing of cash payments related to the respective transactions.

(2)	Intangible assets subject to amortization acquired in 2011 are classified as Assets held for sale and as a result are not amortized.

(3)	Includes only the acquired interest and does not include amounts attributable to U.S. Cellular’s pre-existing noncontrolling interest described above in this Note 7.

(4)	Licenses, Intangible assets subject to amortization and a portion of Net tangible assets (liabilities) are included in amounts reported as Assets held for sale in the Consolidated Balance Sheet as of December 31, 2011.

At December 31, 2012 and 2011, the following assets and liabilities were classified in the Consolidated Balance Sheet as “Assets held for sale” and “Liabilities held for sale”:

	Current Assets	Licenses	Goodwill	Other Intangible Assets	Property, Plant and Equipment	Total Assets Held for Sale	Liabilities Held for Sale (1)
(Dollars in thousands)

2012
Divestiture Transaction	$-	$140,599	$72,994	$-	$-	$213,593	$19,594
Bolingbrook Customer Care Center (2)	-	-	-	-	3,170	3,170	-
Total	$-	$140,599	$72,994	$-	$3,170	$216,763	$19,594

2011
U.S. Cellular wireless market	$4,179	$31,920	$-	$4,611	$8,937	$49,647	$1,051

(1)	Liabilities held for sale primarily consisted of Current liabilities in 2011 and Customer deposits and deferred revenues in 2012.

(2)	Effective January 1, 2013, U.S. Cellular transferred its Bolingbrook Customer Care Center operations to an existing third party vendor.

Intangible Assets	12 Months Ended
Dec. 31, 2012
Disclosure Text Block
Intangible Assets

NOTE 8 INTANGIBLE ASSETS

Changes in U.S. Cellular's Licenses and Goodwill are presented below. See Note 7 — Acquisitions, Divestitures and Exchanges for information regarding transactions which affected Licenses and Goodwill during the periods.

Licenses

Year Ended December 31,	2012	2011
(Dollars in thousands)
Balance, beginning of year	$1,470,769	$1,452,101
Acquisitions (1)	122,690	4,406
Exchanges	-	11,842
Transferred to Assets held for sale	(140,599)	-
Other	3,934	2,420
Balance, end of year	$1,456,794	$1,470,769

Goodwill

Year Ended December 31,	2012	2011
(Dollars in thousands)
Assigned value at time of acquisition	$494,737	$494,737
Accumulated impairment losses in prior periods	-	-
Balance, beginning of year	494,737	494,737
Acquisitions	-	-
Transferred to Assets held for sale	(72,994)	-
Balance, end of year	$421,743	$494,737

(1)	Does not include amounts reported as Assets held for sale in the Consolidated Balance Sheet as of December 31, 2011.

See Note 1 — Summary of Significant Accounting Policies and Recent Accounting Pronouncements for a description of accounting policies related to Licenses and Goodwill.

Investment in Unconsolidated Entities	12 Months Ended
Dec. 31, 2012
Disclosure Text Block
Investment in Unconsolidated Entities

NOTE 9 INVESTMENTS IN UNCONSOLIDATED ENTITIES

Investments in unconsolidated entities consist of amounts invested in wireless entities in which U.S. Cellular holds a noncontrolling interest. These investments are accounted for using either the equity or cost method as shown in the following table:

December 31,	2012	2011
(Dollars in thousands)
Equity method investments:
Capital contributions, loans and advances	$10,323	$13,787
Cumulative share of income	1,017,449	928,019
Cumulative share of distributions	(884,852)	(805,321)
	142,920	136,485
Cost method investments	1,611	1,611
Total investments in unconsolidated entities	$144,531	$138,096

Equity in earnings of unconsolidated entities totaled $90.4 million, $83.6 million and $97.3 million in 2012, 2011 and 2010, respectively; of those amounts, U.S. Cellular's investment in the Los Angeles SMSA Limited Partnership (“LA Partnership”) contributed $67.2 million, $55.3 million and $64.8 million in 2012, 2011 and 2010, respectively. U.S. Cellular held a 5.5% ownership interest in the LA Partnership throughout and at the end of each of these years.

The following tables, which are based on information provided in part by third parties, summarize the combined assets, liabilities and equity, and the combined results of operations of U.S. Cellular's equity method investments:

December 31,	2012	2011
(Dollars in thousands)
Assets
Current	$444,100	$404,751
Due from affiliates	298,707	199,167
Property and other	1,896,784	1,935,125
	$2,639,591	$2,539,043

Liabilities and Equity
Current liabilities	$350,067	$300,780
Deferred credits	80,660	79,787
Long-term liabilities	21,328	22,943
Long-term capital lease obligations	405	234
Partners' capital and shareholders' equity	2,187,131	2,135,299
	$2,639,591	$2,539,043

Year Ended December 31,	2012	2011	2010
(Dollars in thousands)
Results of Operations
Revenues	$5,804,466	$5,519,024	$4,950,306
Operating expenses	4,363,399	4,282,277	3,549,098
Operating income	1,441,067	1,236,747	1,401,208
Other income, net	4,003	4,976	37,701
Net income	$1,445,070	$1,241,723	$1,438,909

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2012
Disclosure Text Block
Property, Plant and Equipment

NOTE 10 PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment in service and under construction, and related accumulated depreciation and amortization, as of December 31, 2012 and 2011 were as follows:

December 31,	Useful Lives (Years)	2012	2011
(Dollars in thousands)
Land	N/A	$33,947	$30,807
Buildings	20	341,852	330,925
Leasehold and land improvements	1-30	1,188,720	1,129,818
Cell site equipment	6-25	3,100,916	2,874,397
Switching equipment	1-8	1,155,114	1,113,780
Office furniture and equipment	3-5	535,656	570,776
Other operating assets and equipment	5-25	128,290	127,253
System development	3-7	631,184	545,193
Work in process	N/A	362,749	285,500
		7,478,428	7,008,449
Accumulated depreciation and amortization		(4,455,840)	(4,218,147)
		$3,022,588	$2,790,302

Depreciation and amortization expense totaled $597.7 million, $565.1 million and $559.0 million in 2012, 2011 and 2010, respectively. As a result of the Divestiture Transaction, U.S. Cellular recognized incremental depreciation and amortization in 2012. See Note 7 — Acquisitions, Divestitures and Exchanges for additional information.

In 2012, 2011 and 2010, (Gain) loss on asset disposals and exchanges, net included charges of $18.1 million, $9.9 million and $10.7 million, respectively, related to disposals of assets, trade-ins of older assets for replacement assets and other retirements of assets from service in the normal course of business. The 2011 (Gain) loss on asset disposals and exchanges, net also included a gain on the exchange of licenses, as described in Note 7 — Acquisitions, Divestitures and Exchanges

Asset Retirement Obligation	12 Months Ended
Dec. 31, 2012
Disclosure Text Block
Asset Retirement Obligation

NOTE 11 ASSET RETIREMENT OBLIGATIONS

U.S. Cellular is subject to asset retirement obligations associated with its leased cell sites, switching office sites, retail store sites and office locations in its operating markets. Asset retirement obligations generally include obligations to restore leased land and retail store and office premises to their pre-lease conditions. These obligations are included in Other deferred liabilities and credits in the Consolidated Balance Sheet.

In 2012 and 2011, U.S. Cellular performed a review of the assumptions and estimated costs related to its asset retirement obligations. The results of the reviews (identified as “Revisions in estimated cash outflows”) and other changes in asset retirement obligations during 2012 and 2011, including the Divestiture Transaction, were as follows:

(Dollars in thousands)	2012	2011
Balance, beginning of period	$143,402	$128,709
Additional liabilities accrued	5,578	2,105
Revisions in estimated cash outflows (1)	22,588	5,888
Disposition of assets	(2,674)	(1,323)
Accretion expense (2)	10,713	8,023
Balance, end of period	$179,607	$143,402

(1)	In 2012, included $14.9 million as a result of changes in expected settlement dates related to the Divestiture Transaction.

(2)	In 2012, included $0.2 million of incremental accretion related to the Divestiture Transaction.

Debt	12 Months Ended
Dec. 31, 2012
Disclosure Text Block
Debt

NOTE 12 DEBT

Revolving Credit Facility

At December 31, 2012, U.S. Cellular had a revolving credit facility available for general corporate purposes. Amounts under the revolving credit facility may be borrowed, repaid and reborrowed from time to time until maturity. U.S. Cellular did not borrow under its current or previous revolving credit facilities in 2012, 2011 or 2010 except for letters of credit.

U.S. Cellular's interest cost on its revolving credit facility is subject to increase if its current credit ratings from nationally recognized credit rating agencies is lowered, and is subject to decrease if the ratings are raised. The credit facility would not cease to be available nor would the maturity date accelerate solely as a result of a downgrade in U.S. Cellular's credit rating. However, a downgrade in U.S. Cellular's credit rating could adversely affect its ability to renew the credit facilities or obtain access to other credit facilities in the future.

The maturity date of any borrowings under the U.S. Cellular revolving credit facility would accelerate in the event of a change in control.

In 2012, the U.S. Cellular revolving credit facility was amended to extend the maturity date from December 2015 to December 2017.

The following table summarizes the terms of the revolving credit facility as of December 31, 2012:

(Dollars in millions)
Maximum borrowing capacity	$300.0
Letters of credit outstanding	$0.2
Amount borrowed	$-
Amount available for use	$299.8
Borrowing rate: One-month London Interbank Offered Rate ("LIBOR") plus contractual spread (1)	1.46%
LIBOR	0.21%
Contractual spread	1.25%
Range of commitment fees on amount available for use (2)
Low	0.13%
High	0.30%
Agreement date	December 2010
Maturity date	December 2017

Fees incurred attributable to the Revolving Credit Facility are as follows:
Fees incurred as a percent of Maximum borrowing capacity for 2012	0.38%
Fees incurred, amount
2012	$1.1
2011	$1.2
2010	$3.8

(1)	Borrowings under the revolving credit facility bear interest at LIBOR plus a contractual spread based on U.S. Cellular’s credit rating or, at U.S. Cellular’s option, an alternate “Base Rate” as defined in the revolving credit agreement. U.S. Cellular may select a borrowing period of either one, two, three or six months (or other period of twelve months or less if requested by U.S. Cellular and approved by the lenders). If U.S. Cellular provides notice of intent to borrow less than three business days in advance of a borrowing, interest on borrowing is at the Base Rate plus the contractual spread.

(2)	The revolving credit facility has commitment fees based on the unsecured senior debt ratings assigned to U.S. Cellular by certain ratings agencies.

The continued availability of the revolving credit facility requires U.S. Cellular to comply with certain negative and affirmative covenants, maintain certain financial ratios and make representations regarding certain matters at the time of each borrowing. U.S. Cellular believes it was in compliance as of December 31, 2012 with all covenants and other requirements set forth in the revolving credit facility.

In connection with U.S. Cellular's revolving credit facility, TDS and U.S. Cellular entered into a subordination agreement dated December 17, 2010 together with the administrative agent for the lenders under U.S. Cellular's revolving credit agreement. Pursuant to this subordination agreement, (a) any consolidated funded indebtedness from U.S. Cellular to TDS will be unsecured and (b) any (i) consolidated funded indebtedness from U.S. Cellular to TDS (other than “refinancing indebtedness” as defined in the subordination agreement) in excess of $105,000,000, and (ii) refinancing indebtedness in excess of $250,000,000, will be subordinated and made junior in right of payment to the prior payment in full of obligations to the lenders under U.S. Cellular's revolving credit agreement. As of December 31, 2012, U.S. Cellular had no outstanding consolidated funded indebtedness or refinancing indebtedness that was subordinated to the revolving credit agreement pursuant to the subordination agreement.

At December 31, 2012, U.S. Cellular had recorded $3.4 million of issuance costs related to the revolving credit facility which is included in Other assets and deferred charges in the Consolidated Balance Sheet.

Long-Term Debt

Long-term debt as of December 31, 2012 and 2011 was as follows:

December 31,				2012	2011
(Dollars in thousands)	Issuance date	Maturity date	Call date
Unsecured Senior Notes
6.7%	December 2003 and June 2004	December 2033	December 2003	$544,000	$544,000
Less: 6.7% Unamortized discount				(11,806)	(9,889)
				532,194	534,111
6.95%	May 2011	May 2060	May 2016	342,000	342,000
Obligation on capital leases				4,756	4,336
Total long-term debt				878,950	880,447
Long-term debt, current				92	127
Long-term debt, noncurrent				$878,858	$880,320

U.S. Cellular may redeem the 6.7% Senior Notes, in whole or in part, at any time prior to maturity at a redemption price equal to the greater of (a) 100% of the principal amount of such notes, plus accrued and unpaid interest, or (b) the sum of the present values of the remaining scheduled payments of principal and interest thereon discounted to the redemption date on a semi-annual basis at the Treasury Rate plus 30 basis points. U.S. Cellular may redeem the 6.95% Senior Notes, in whole or in part at any time after the call date, at a redemption price equal to 100% of the principal amount redeemed plus accrued and unpaid interest.

Interest on the 6.7% Senior Notes is payable semi-annually, and on the 6.95% Senior Notes is payable quarterly.

Capitalized debt issuance costs for Unsecured Senior Notes totaled $16.3 million and are included in Other assets and deferred charges (a long-term asset account). These costs are amortized over the life of the notes using the effective interest method.

U.S. Cellular does not have any annual requirements for principal payments on long-term debt over the next five years (excluding capital lease obligations).

The covenants associated with U.S. Cellular's long-term debt obligations, among other things, restrict U.S. Cellular's ability, subject to certain exclusions, to incur additional liens, enter into sale and leaseback transactions, and sell, consolidate or merge assets.

U.S. Cellular's long-term debt indenture does not contain any provisions resulting in acceleration of the maturities of outstanding debt in the event of a change in U.S. Cellular's credit rating. However, a downgrade in U.S. Cellular's credit rating could adversely affect its ability to obtain long-term debt financing in the future.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Disclosure Text Block
Commitments and Contingencies

NOTE 13 COMMITMENTS AND CONTINGENCIES

Agreements

As previously disclosed, on August 17, 2010, U.S. Cellular and Amdocs Software Systems Limited (“Amdocs”) entered into a Software License and Maintenance Agreement (“SLMA”) and a Master Service Agreement (“MSA”) (collectively, the “Amdocs Agreements”) to develop a Billing and Operational Support System (“B/OSS”).  Pursuant to an updated Statement of Work dated June 29, 2012, the implementation of B/OSS is expected to take until the end of 2013 to complete and total payments to Amdocs are estimated to be approximately $162.2 million (subject to certain potential adjustments) over the period from commencement of the SLMA in 2010 through the second half of 2013.  As of December 31, 2012, $83.9 million had been paid to Amdocs.

Lease Commitments

U.S. Cellular is a party to various lease agreements, both as lessee and lessor, for office space, retail store sites, cell sites and equipment which are accounted for as operating leases. Certain leases have renewal options and/or fixed rental increases. Renewal options that are reasonably assured of exercise are included in determining the lease term. Any rent abatements or lease incentives, in addition to fixed rental increases, are included in the calculation of rent expense and calculated on a straight-line basis over the defined lease term.

As of December 31, 2012, future minimum rental payments required under operating leases and rental receipts expected under operating leases that have noncancellable lease terms in excess of one year were as follows:

	Operating Leases Future Minimum Rental Payments	Operating Leases Future Minimum Rental Receipts
(Dollars in thousands)
2013	$151,630	$41,184
2014	127,081	35,613
2015	108,779	26,088
2016	90,919	15,358
2017	73,969	6,505
Thereafter	809,344	398
Total	$1,361,722	$125,146

Rent expense totaled $183.9 million, $171.6 million and $163.1 million in 2012, 2011 and 2010, respectively.

Rent revenue totaled $41.7 million, $39.2 million and $35.4 million in 2012, 2011 and 2010, respectively.

Indemnifications

U.S. Cellular enters into agreements in the normal course of business that provide for indemnification of counterparties.  The terms of the indemnifications vary by agreement.  The events or circumstances that would require U.S. Cellular to perform under these indemnities are transaction specific; however, these agreements may require U.S. Cellular to indemnify the counterparty for costs and losses incurred from litigation or claims arising from the underlying transaction.  U.S. Cellular is unable to estimate the maximum potential liability for these types of indemnifications as the amounts are dependent on the outcome of future events, the nature and likelihood of which cannot be determined at this time.  Historically, U.S. Cellular has not made any significant indemnification payments under such agreements.

Legal Proceedings

U.S. Cellular is involved or may be involved from time to time in legal proceedings before the FCC, other regulatory authorities, and/or various state and federal courts.  If U.S. Cellular believes that a loss arising from such legal proceedings is probable and can be reasonably estimated, an amount is accrued in the financial statements for the estimated loss.  If only a range of loss can be determined, the best estimate within that range is accrued; if none of the estimates within that range is better than another, the low end of the range is accrued.  The assessment of the expected outcomes of legal proceedings is a highly subjective process that requires judgments about future events.  The legal proceedings are reviewed at least quarterly to determine the adequacy of accruals and related financial statement disclosures.  The ultimate outcomes of legal proceedings could differ materially from amounts accrued in the financial statements.

U.S. Cellular has accrued $1.7 million with respect to legal proceedings and unasserted claims as of December 31, 2012 and 2011. U.S. Cellular has not accrued any amount for legal proceedings if it cannot estimate the amount of the possible loss or range of loss. U.S. Cellular does not believe that the amount of any contingent loss in excess of the amounts accrued would be material.

Common Share Repurchases	12 Months Ended
Dec. 31, 2012
Disclosure Text Block
Common Shareholders' Equity

NOTE 14 COMMON SHAREHOLDERS' EQUITY

Tax-Deferred Savings Plan

U.S. Cellular has reserved 67,215 Common Shares for issuance under the TDS Tax-Deferred Savings Plan, a qualified profit-sharing plan pursuant to Sections 401(a) and 401(k) of the Internal Revenue Code. Participating employees have the option of investing their contributions in a U.S. Cellular Common Share fund, a TDS Common Share fund or certain unaffiliated funds.

Series A Common Shares

Series A Common Shares are convertible on a share-for-share basis into Common Shares. In matters other than the election of directors, each Series A Common Share is entitled to ten votes per share, compared to one vote for each Common Share. The Series A Common Shares are entitled to elect 75% of the directors (rounded down), and the Common Shares elect 25% of the directors (rounded up). As of December 31, 2012, a majority of U.S. Cellular's outstanding Common Shares and all of U.S. Cellular's outstanding Series A Common Shares were held by TDS.

Common Share Repurchase Program

On November 17, 2009, the Board of Directors of U.S. Cellular authorized the repurchase of up to 1,300,000 Common Shares on an annual basis beginning in 2009 and continuing each year thereafter, on a cumulative basis. These purchases will be made pursuant to open market purchases, block purchases, private purchases, or otherwise, depending on market prices and other conditions. This authorization does not have an expiration date.

Share repurchases made under this authorization and prior authorizations, were as follows:

Year Ended December 31,	Number of Shares	Average Cost Per Share	Amount
(Dollars and share amounts in thousands)
2012
U.S. Cellular Common Shares	571	$35.11	$20,045

2011
U.S. Cellular Common Shares	1,276	$48.82	$62,294

2010
U.S. Cellular Common Shares	1,235	$42.76	$52,827

Pursuant to certain employee and non-employee benefit plans, U.S. Cellular reissued 182,195, 286,211, and 241,954 Treasury Shares in 2012, 2011 and 2010, respectively.

Stock Based Compensation	12 Months Ended
Dec. 31, 2012
Disclosure Text Block
Stock Based Compensation

NOTE 15 STOCK-BASED COMPENSATION

U.S. Cellular has established the following stock-based compensation plans: a long-term incentive plan and a Non-Employee Director compensation plan, and had an employee stock purchase plan that was terminated in the fourth quarter of 2011. In addition, U.S. Cellular employees were eligible to participate in the TDS employee stock purchase plan before that plan also was terminated in the fourth quarter of 2011.

Under the U.S. Cellular 2005 Long-Term Incentive Plan, U.S. Cellular may grant fixed and performance based incentive and non-qualified stock options, restricted stock, restricted stock units, and deferred compensation stock unit awards to key employees. At December 31, 2012, the only types of awards outstanding are fixed non-qualified stock option awards, restricted stock unit awards, and deferred compensation stock unit awards.

At December 31, 2012, U.S. Cellular had reserved 5,662,000 Common Shares for equity awards granted and to be granted under the 2005 Long-Term Incentive Plan. No Common Shares were reserved for issuance to employees under any employee stock purchase plan since this plan was terminated in the fourth quarter of 2011.

U.S. Cellular also has established a Non-Employee Director compensation plan under which it has reserved 25,000 Common Shares at December 31, 2012 for issuance as compensation to members of the Board of Directors who are not employees of U.S. Cellular or TDS.

U.S. Cellular uses treasury stock to satisfy requirements for Common Shares issued pursuant to its various stock-based compensation plans.

Long-Term Incentive Plan—Stock Options—Stock options granted to key employees are exercisable over a specified period not in excess of ten years. Stock options generally vest over a period of three years from the date of grant. Stock options outstanding at December 31, 2012 expire between 2013 and 2022. However, vested stock options typically expire 30 days after the effective date of an employee's termination of employment for reasons other than retirement. Employees who leave at the age of retirement have 90 days (or one year if they satisfy certain requirements) within which to exercise their vested stock options. The exercise price of options equals the market value of U.S. Cellular Common Shares on the date of grant.

U.S. Cellular estimated the fair value of stock options granted during 2012, 2011, and 2010 using the Black-Scholes valuation model and the assumptions shown in the table below.

	2012	2011	2010
Expected life	4.5 years	4.3 years	0.9-8.0 years
Expected volatility	40.7%-42.6%	43.4%-44.8%	26.9%-43.9%
Dividend yield	0%	0%	0%
Risk-free interest rate	0.5%-0.9%	0.7%-2.0%	0.4%-3.1%
Estimated annual forfeiture rate	0.0%-9.1%	0.0%-7.8%	0.0%-8.4%

The fair value of options is recognized as compensation cost using an accelerated attribution method over the requisite service periods of the awards, which is generally the vesting period.

A summary of U.S. Cellular stock options outstanding (total and portion exercisable) and changes during the three years ended December 31, 2012, is presented in the table below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life (in years)

Outstanding at December 31, 2009	2,029,000	$51.37
(1,046,000 exercisable)		54.40
Granted	831,000	41.98	$13.75
Exercised	(317,000)	38.60		$1,555,000
Forfeited	(88,000)	44.28
Expired	(193,000)	61.50
Outstanding at December 31, 2010	2,262,000	$49.12
(1,151,000 exercisable)		54.64
Granted	595,000	51.70	$19.42
Exercised	(173,000)	37.50		$2,099,000
Forfeited	(72,000)	45.97
Expired	(175,000)	57.05
Outstanding at December 31, 2011	2,437,000	$50.10
(1,321,000 exercisable)		$53.68
Granted	580,000	40.70	$14.71
Exercised	(41,000)	34.27		$205,000
Forfeited	(97,000)	44.81
Expired	(116,000)	52.92
Outstanding at December 31, 2012	2,763,000	$48.43		$513,000	6.60
(1,657,000 exercisable)		$51.20		$513,000	5.30

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the difference between U.S. Cellular's closing stock price and the exercise price multiplied by the number of in-the-money options) that was received by the option holders upon exercise or that would have been received by option holders had all options been exercised on December 31, 2012.

Long-Term Incentive Plan—Restricted Stock Units—U.S. Cellular grants restricted stock unit awards, which generally vest after three years, to key employees.

U.S. Cellular estimates the fair value of restricted stock units based on the closing market price of U.S. Cellular shares on the date of grant. The fair value is then recognized as compensation cost on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period.

A summary of U.S. Cellular nonvested restricted stock units at December 31, 2012 and changes during the year then ended is presented in the table below:

	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2011	845,000	$42.48
Granted	468,000	39.75
Vested	(225,000)	32.96
Forfeited	(75,000)	43.74
Nonvested at December 31, 2012	1,013,000	$43.24

The total fair value of restricted stock units that vested during 2012, 2011 and 2010 was $8.9 million, $9.5 million and $4.7 million, respectively, as of the respective vesting dates. The weighted average grant date fair value of restricted stock units granted in 2012, 2011 and 2010 was $39.75, $49.35 and $42.21, respectively.

Long-Term Incentive Plan—Deferred Compensation Stock Units—Certain U.S. Cellular employees may elect to defer receipt of all or a portion of their annual bonuses and to receive a company matching contribution on the amount deferred. All bonus compensation that is deferred by employees electing to participate is immediately vested and is deemed to be invested in U.S. Cellular Common Share stock units. The amount of U.S. Cellular's matching contribution depends on the portion of the annual bonus that is deferred. Participants receive a 25% match for amounts deferred up to 50% of their total annual bonus and a 33% match for amounts that exceed 50% of their total annual bonus; such matching contributions also are deemed to be invested in U.S. Cellular Common Share stock units.

The total fair value of deferred compensation stock units that vested was less than $0.1 million during 2012 and 2011. The fair value of units vested during 2010 was $0.4 million. The weighted average grant date fair value of deferred compensation stock units granted in 2012, 2011 and 2010 was $42.37, $48.72 and $40.76, respectively. As of December 31, 2012, there were 7,000 vested but unissued deferred compensation stock units valued at $0.2 million.

Employee Stock Purchase Plan—The U.S. Cellular 2009 Employee Stock Purchase Plan was terminated in the fourth quarter of 2011.

Compensation of Non-Employee Directors—U.S. Cellular issued 7,600, 6,600 and 9,000 Common Shares in 2012, 2011 and 2010, respectively, under its Non-Employee Director compensation plan.

Stock-Based Compensation Expense

The following table summarizes stock-based compensation expense recognized during 2012, 2011 and 2010:

Year Ended December 31,	2012	2011	2010
(Dollars in thousands)
Stock option awards	$8,471	$9,549	$7,179
Restricted stock unit awards	12,300	10,037	10,056
Deferred compensation bonus and matching stock unit awards	240	12	165
Awards under employee stock purchase plan	-	255	314
Awards under Non-Employee Director compensation plan	455	330	330
Total stock-based compensation, before income taxes	21,466	20,183	18,044
Income tax benefit	(8,121)	(7,581)	(6,812)
Total stock-based compensation expense, net of income taxes	$13,345	$12,602	$11,232

The following table provides a summary of the stock-based compensation expense included in the Consolidated Statement of Operations for the years ended:

December 31,	2012	2011	2010
(Dollars in thousands)
Selling, general and administrative expense	$18,437	$17,538	$16,009
System operations	3,029	2,645	2,035
Total stock-based compensation expense	$21,466	$20,183	$18,044

At December 31, 2012, unrecognized compensation cost for all U.S. Cellular stock-based compensation awards was $24.6 million and is expected to be recognized over a weighted average period of 1.8 years.

U.S. Cellular's tax benefits realized from the exercise of stock options and other awards totaled $3.6 million in 2012.

Supplemental Cash Flow Disclosures	12 Months Ended
Dec. 31, 2012
Disclosure Text Block
Supplemental Cash Flow Disclosures

NOTE 16 SUPPLEMENTAL CASH FLOW DISCLOSURES

Following are supplemental cash flow disclosures regarding interest paid and income taxes paid.

Year Ended December 31,	2012	2011	2010
(Dollars in thousands)
Interest paid	$44,048	$55,580	$59,049
Income taxes paid (refunded)	$(58,609)	$(54,469)	$53,050

Following are supplemental cash flow disclosures regarding transactions related to stock-based compensation awards:

Year Ended December 31,	2012	2011	2010
(Dollars in thousands)
Common Shares withheld (1)	92,846	120,250	310,388

Aggregate value of Common Shares withheld	$3,604	$5,952	$13,527

Cash receipts upon exercise of stock options	900	5,447	3,574
Cash disbursements for payment of taxes (2)	(3,105)	(3,512)	(3,065)
Net cash receipts (disbursements) from exercise of stock options and vesting of other stock awards	$(2,205)	$1,935	$509

(1)	Such shares were withheld to cover the exercise price of stock options, if applicable, and required tax withholdings.

(2)	In certain situations, U.S. Cellular withholds shares that are issuable upon the exercise of stock options or the vesting of restricted shares to cover, and with a value equivalent to, the exercise price and/or the amount of taxes required to be withheld from the stock award holder at the time of the exercise or vesting. U.S. Cellular then pays the amount of the required tax withholdings to the taxing authorities in cash.

Related Parties	12 Months Ended
Dec. 31, 2012
Disclosure Text Block
Related Parties

NOTE 17 RELATED PARTIES

U.S. Cellular is billed for all services it receives from TDS, pursuant to the terms of various agreements between it and TDS. These billings are included in U.S. Cellular's Selling, general and administrative expenses. Some of these agreements were established at a time prior to U.S. Cellular's initial public offering when TDS owned more than 90% of U.S. Cellular's outstanding capital stock and may not reflect terms that would be obtainable from an unrelated third party through arms-length negotiations. Billings from TDS to U.S. Cellular are based on expenses specifically identified to U.S. Cellular and on allocations of common expenses. Such allocations are based on the relationship of U.S. Cellular's assets, employees, investment in property, plant and equipment and expenses relative to all subsidiaries in the TDS consolidated group. Management believes the method TDS uses to allocate common expenses is reasonable and that all expenses and costs applicable to U.S. Cellular are reflected in its financial statements. Billings to U.S. Cellular from TDS totaled $104.3 million, $104.1 million and $107.5 million in 2012, 2011 and 2010, respectively.

In the second quarter of 2012, certain subsidiaries of U.S. Cellular agreed to lease wireless spectrum from Airadigm Communications, Inc. (“Airadigm”) to enhance wireless services in existing markets. Both U.S. Cellular and Airadigm are consolidated subsidiaries of TDS. The lease agreements require U.S. Cellular to make payments of approximately $0.5 million to Airadigm annually for a period of five years after which U.S. Cellular will have an option to renew the lease for a fixed period of time. U.S. Cellular accounts for these leases as operating leases and includes the lease payments as System operations expense in the Consolidated Statement of Operations.

The Audit committee of the Board of Directors of U.S. Cellular is responsible for the review and evaluation of all related party transactions as such term is defined by the rules of the New York Stock Exchange (“NYSE”).

Certain Relationships and Related Transactions	12 Months Ended
Dec. 31, 2012
Disclosure Text Block
Certain Relationships and Related Transactions

NOTE 18 CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS

The following persons are partners of Sidley Austin LLP, the principal law firm of U.S. Cellular and its subsidiaries: Walter C.D. Carlson, a director of U.S. Cellular, a director and non-executive Chairman of the Board of Directors of TDS and a trustee and beneficiary of a voting trust that controls TDS; William S. DeCarlo, the General Counsel of TDS and an Assistant Secretary of TDS and certain subsidiaries of TDS; and Stephen P. Fitzell, the General Counsel of U.S. Cellular and TDS Telecommunications Corporation and an Assistant Secretary of U.S. Cellular and certain other subsidiaries of TDS. Walter C.D. Carlson does not provide legal services to TDS, U.S. Cellular or their subsidiaries. U.S. Cellular and its subsidiaries incurred legal costs from Sidley Austin LLP of $10.7 million in 2012, $9.2 million in 2011 and $9.8 million in 2010.

The Audit Committee of the Board of Directors is responsible for the review and evaluation of all related-party transactions as such term is defined by the rules of the New York Stock Exchange.

Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Significant Accounting Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Nature of Operations

U.S. Cellular owns, operates and invests in wireless systems throughout the United States. As of December 31, 2012, U.S. Cellular served 5.8 million customers. U.S. Cellular operates as one reportable segment.

Principles of Consolidation

The accounting policies of U.S. Cellular conform to accounting principles generally accepted in the United States of America (“GAAP”) as set forth in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”). Unless otherwise specified, references to accounting provisions and GAAP in these notes refer to the requirements of the FASB ASC. The consolidated financial statements include the accounts of U.S. Cellular, its majority-owned subsidiaries, general partnerships in which U.S. Cellular has a majority partnership interest and variable interest entities (“VIEs”) in which U.S. Cellular is the primary beneficiary. Both VIE and primary beneficiary represent terms defined by GAAP.

Intercompany accounts and transactions have been eliminated.

Reclassifications

Certain prior year amounts have been reclassified to conform to the 2012 financial statement presentation. These reclassifications did not affect consolidated net income attributable to U.S. Cellular shareholders, cash flows, assets, liabilities or equity for the years presented.

Business Combinations

U.S. Cellular accounts for business combinations at fair value in accordance with the acquisition method. This method requires that the acquirer recognize 100% of the acquiree's assets and liabilities at their fair values on the acquisition date for all acquisitions, whether full or partial. In addition, transaction costs related to acquisitions are expensed.

Use Of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (a) the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and (b) the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates. Significant estimates are involved in accounting for goodwill and indefinite-lived intangible assets, depreciation, amortization and accretion, allowance for doubtful accounts, loyalty reward points, and income taxes.

Cash and Cash Equivalents	Cash and cash equivalents include cash and short-term, highly liquid investments with original maturities of three months or less.
Short-Term and Long-Term Investments

At December 31, 2012 and 2011, U.S. Cellular had $100.7 million and $127.0 million in Short-term investments and $50.3 million and $30.1 million in Long-term investments, respectively. Short-term and Long-term investments consist primarily of U.S. treasuries which are designated as held-to-maturity investments and are recorded at amortized cost in the Consolidated Balance Sheet. For these investments, U.S. Cellular's objective is to earn a higher rate of return on funds that are not anticipated to be required to meet liquidity needs in the near term, while maintaining a low level of investment risk. See Note 3 — Fair Value Measurements for additional details on Short-term and Long-term investments.

Accounts Receivable

Accounts receivable consist primarily of amounts owed by customers for wireless services and equipment sales, by agents for sales of equipment to them and by other wireless carriers whose customers have used U.S. Cellular's wireless systems.

Allowance for Doubtful Accounts	The allowance for doubtful accounts is the best estimate of the amount of probable credit losses related to existing accounts receivable. The allowance is estimated based on historical experience and other factors that could affect collectability. Accounts receivable balances are reviewed on either an aggregate or individual basis for collectability depending on the type of receivable. When it is probable that an account balance will not be collected, the account balance is charged against the allowance for doubtful accounts. U.S. Cellular does not have any off-balance sheet credit exposure related to its customers.
Inventory

Inventory consists primarily of wireless devices stated at the lower of cost or market, with cost determined using the first-in, first-out method and market determined by replacement costs or estimated net realizable value.

Fair Value Measurements

Under the provisions of GAAP, fair value is a market-based measurement and not an entity-specific measurement, based on an exchange transaction in which the entity sells an asset or transfers a liability (exit price). The provisions also establish a fair value hierarchy that contains three levels for inputs used in fair value measurements. Level 1 inputs include quoted market prices for identical assets or liabilities in active markets. Level 2 inputs include quoted market prices for similar assets and liabilities in active markets or quoted market prices for identical assets and liabilities in inactive markets. Level 3 inputs are unobservable. A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. A financial instrument's level within the fair value hierarchy is not representative of its expected performance or its overall risk profile and, therefore, Level 3 assets are not necessarily higher risk than Level 2 assets or Level 1 assets.

Licenses, Goodwill and Goodwill and Licenses Impairment Assessment

Licenses consist of direct and incremental costs incurred in acquiring Federal Communications Commission (“FCC”) licenses to provide wireless service.

U.S. Cellular has determined that wireless licenses are indefinite-lived intangible assets and, therefore, not subject to amortization based on the following factors:

  Radio spectrum is not a depleting asset.
  The ability to use radio spectrum is not limited to any one technology.
  U.S. Cellular and its consolidated subsidiaries are licensed to use radio spectrum through the FCC licensing process, which enables licensees to utilize specified portions of the spectrum for the provision of wireless service.
  U.S. Cellular and its consolidated subsidiaries are required to renew their FCC licenses every ten years or, in some cases, every fifteen years. To date, all of U.S. Cellular's license renewal applications have been granted by the FCC. Generally, license renewal applications filed by licensees otherwise in compliance with FCC regulations are routinely granted. If, however, a license renewal application is challenged either by a competing applicant for the license or by a petition to deny the renewal application, the license will be renewed if the licensee can demonstrate its entitlement to a “renewal expectancy.” Licensees are entitled to such an expectancy if they can demonstrate to the FCC that they have provided “substantial service” during their license term and have “substantially complied” with FCC rules and policies. U.S. Cellular believes that it is probable that its future license renewal applications will be granted.

Goodwill

U.S. Cellular has Goodwill as a result of its acquisitions of wireless businesses. Such Goodwill represents the excess of the total purchase price over the fair value of net assets acquired in these transactions.

Goodwill and Licenses Impairment Assessment

Goodwill and Licenses must be assessed for impairment annually or more frequently if events or changes in circumstances indicate that such assets might be impaired. U.S. Cellular performs its annual impairment assessment of Goodwill and Licenses as of November 1 of each year.

The impairment test for Goodwill is a two-step process. The first step compares the fair value of the reporting unit to its carrying value. If the carrying amount exceeds the fair value, the second step of the test is performed to measure the amount of impairment loss, if any. The second step compares the implied fair value of reporting unit Goodwill with the carrying amount of that Goodwill. To calculate the implied fair value of Goodwill in this second step, an enterprise allocates the fair value of the reporting unit to all of the assets and liabilities of that reporting unit (including any unrecognized intangible assets) as if the reporting unit had been acquired in a business combination and the fair value was the price paid to acquire the reporting unit. The excess of the fair value of the reporting unit over the amount assigned to the assets and liabilities of the reporting unit is the implied fair value of Goodwill. If the carrying amount of Goodwill exceeds the implied fair value of Goodwill, an impairment loss is recognized for that difference.

The impairment test for an indefinite-lived intangible asset other than Goodwill consists of comparing the fair value of the intangible asset to its carrying amount. If the carrying amount exceeds the fair value, an impairment loss is recognized for the difference.

Quoted market prices in active markets are the best evidence of fair value of an intangible asset or reporting unit and are used when available. If quoted market prices are not available, the estimate of fair value is based on the best information available, including prices for similar assets and the use of other valuation techniques. Other valuation techniques include present value analysis, multiples of earnings or revenues, or similar performance measures. The use of these techniques involve assumptions by management about factors that are uncertain including future cash flows, the appropriate discount rate, and other inputs. Different assumptions for these inputs could create materially different results.

U.S. Cellular tests Goodwill for impairment at the level of reporting referred to as a reporting unit. For purposes of its impairment testing of Goodwill in 2012 and 2011, U.S. Cellular identified five reporting units. The five reporting units represent five geographic groupings of FCC licenses, representing five geographic service areas.

A discounted cash flow approach was used to value each reporting unit for purposes of the Goodwill impairment review by using value drivers and risks specific to the current industry and economic markets. The cash flow estimates incorporated assumptions that market participants would use in their estimates of fair value. Key assumptions made in this process were the discount rate, estimated expected revenue growth rate, projected capital expenditures and the terminal growth rate.

U.S. Cellular tests Licenses for impairment at the level of reporting referred to as a unit of accounting. For purposes of its 2012 impairment testing of Licenses, U.S. Cellular separated its FCC licenses into thirteen units of accounting based on geographic service areas. One unit of accounting includes the licenses to be transferred as a result of the Divestiture Transaction more fully described in Note 7 — Acquisitions, Divestitures and Exchanges. For purposes of its 2011 impairment testing of Licenses, U.S. Cellular separated its FCC licenses into twelve units of accounting based on geographic service areas. In both 2012 and 2011 testing, seven of the units of accounting represented geographic groupings of licenses which, because they were not being utilized and, therefore, were not expected to generate cash flows from operating activities in the foreseeable future, were considered separate units of accounting for purposes of impairment testing.

U.S. Cellular estimates the fair value of built licenses for purposes of impairment testing using the build-out method. The build-out method estimates the fair value of Licenses by calculating future cash flows from a hypothetical start-up wireless company and assuming that the only assets available upon formation are the underlying Licenses. To apply this method, a hypothetical build-out of the company's wireless network, infrastructure, and related costs are projected based on market participant information. Calculated cash flows, along with a terminal value, are discounted to the present and summed to determine the estimated fair value.

For units of accounting which consist of unbuilt licenses, U.S. Cellular prepares estimates of fair value by reference to prices paid in recent auctions and market transactions where available. If such information is not available, the fair value of the unbuilt licenses is assumed to change by the same percentage, and in the same direction, that the fair value of built licenses measured using the build-out method changed during the period.

Investments in Unconsolidated Entities

Investments in unconsolidated entities consist of amounts invested in wireless entities in which U.S. Cellular holds a noncontrolling interest. U.S. Cellular follows the equity method of accounting for such investments in which its ownership interest equals or exceeds 20% for corporations and equals or exceeds 3% for partnerships and limited liability companies. The cost method of accounting is followed for such investments in which U.S. Cellular's ownership interest is less than 20% for corporations and is less than 3% for partnerships and limited liability companies and for investments for which U.S. Cellular does not have the ability to exercise significant influence.

For its equity method investments for which financial information is readily available, U.S. Cellular records its equity in the earnings of the entity in the current period. For its equity method investments for which financial information is not readily available, U.S. Cellular records its equity in the earnings of the entity on a one quarter lag basis.

Property, Plant and Equipment

U.S. Cellular's Property, plant and equipment is stated at the original cost of construction or purchase including capitalized costs of certain taxes, payroll-related expenses, interest and estimated costs to remove the assets.

Expenditures that enhance the productive capacity of assets in service or extend their useful lives are capitalized and depreciated. Expenditures for maintenance and repairs of assets in service are charged to System operations expense or Selling, general and administrative expense, as applicable. Retirements and disposals of assets are recorded by removing the original cost of the asset (along with the related accumulated depreciation) from plant in service and charging it, together with removal cost less any salvage realized, to (Gain) loss on asset disposals and exchanges, net.

Costs of developing new information systems are capitalized and amortized over their expected economic useful lives.

Depreciation

Depreciation is provided using the straight-line method over the estimated useful life of the assets.

U.S. Cellular depreciates leasehold improvement assets associated with leased properties over periods ranging from one to thirty years; such periods approximate the shorter of the assets' economic lives or the specific lease terms.

Useful lives of specific assets are reviewed throughout the year to determine if changes in technology or other business changes would warrant accelerating the depreciation of those specific assets. Due to the Divestiture Transaction more fully described in Note 7 — Acquisitions, Divestitures and Exchanges, U.S. Cellular changed the useful lives of certain assets in 2012. There were no material changes to useful lives of property, plant and equipment in 2011 or 2010.

Impairment of Long-lived Assets

U.S. Cellular reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the assets might be impaired. The impairment test for tangible long-lived assets is a two-step process. The first step compares the carrying value of the asset (or asset group) with the estimated undiscounted cash flows over the remaining asset (or asset group) life. If the carrying value of the asset (or asset group) is greater than the undiscounted cash flows, the second step of the test is performed to measure the amount of impairment loss. The second step compares the carrying value of the asset to its estimated fair value. If the carrying value exceeds the estimated fair value (less cost to sell), an impairment loss is recognized for the difference.

Quoted market prices in active markets are the best evidence of fair value of a tangible long-lived asset and are used when available. If quoted market prices are not available, the estimate of fair value is based on the best information available, including prices for similar assets and the use of other valuation techniques. A present value analysis of cash flow scenarios is often the best available valuation technique. The use of this technique involves assumptions by management about factors that are uncertain including future cash flows, the appropriate discount rate and other inputs. Different assumptions for these inputs could create materially different results.

Agent Liabilities

U.S. Cellular has relationships with agents, which are independent businesses that obtain customers for U.S. Cellular. At December 31, 2012 and 2011, U.S. Cellular had accrued $88.2 million and $75.3 million, respectively, for amounts due to agents. This amount is included in Other current liabilities in the Consolidated Balance Sheet.

Other Assets and Deferred Charges

Other assets and deferred charges include legal fees and other charges related to U.S. Cellular's various borrowing instruments, and are amortized over the respective term of each instrument. The amounts for deferred charges included in the Consolidated Balance Sheet at December 31, 2012 and 2011, are shown net of accumulated amortization of $12.7 million and $9.6 million, respectively.

Asset Retirement Obligations

U.S. Cellular operates cell sites, retail stores and office spaces in its operating markets. A majority of these sites, stores and office spaces are leased. Most of these leases contain terms which require or may require U.S. Cellular to return the leased property to its original condition at the lease expiration date.

U.S. Cellular accounts for asset retirement obligations by recording the fair value of a liability for legal obligations associated with an asset retirement in the period in which the obligations are incurred. At the time the liability is incurred, U.S. Cellular records a liability equal to the net present value of the estimated cost of the asset retirement obligation and increases the carrying amount of the related long-lived asset by an equal amount. The liability is accreted to its present value over a period ending with the estimated settlement date of the respective asset retirement obligation. The carrying amount of the long-lived asset is depreciated over the useful life of the asset. Upon settlement of the obligation, any difference between the cost to retire the asset and the recorded liability (including accretion of discount) is recognized in the Consolidated Statement of Operations.

Treasury Shares	Common Shares repurchased by U.S. Cellular are recorded at cost as treasury shares and result in a reduction of equity. Treasury shares are reissued as part of U.S. Cellular’s stock-based compensation programs. When treasury shares are reissued, U.S. Cellular determines the cost using the first-in, first-out cost method. The difference between the cost of the treasury shares and reissuance price is included in Additional paid-in capital or Retained earnings.
Revenue Recognition

Revenues from wireless operations consist primarily of:

  Charges for access, airtime, roaming, long distance, data and other value added services provided to U.S. Cellular's retail customers and to end users through third-party resellers;
  Charges to carriers whose customers use U.S. Cellular's systems when roaming;
  Sales of equipment and accessories;
  Amounts received from the Universal Service Fund (“USF”) in states where U.S. Cellular has been designated an Eligible Telecommunications Carrier (“ETC”); and
  Redemptions of loyalty reward points for products or services.

Revenues related to wireless services and other value added services are recognized as services are rendered. Revenues billed in advance or in arrears of the services being provided are estimated and deferred or accrued, as appropriate.

Revenues from sales of equipment and accessories are recognized when title and risk of loss passes to the agent or end-user customer.

U.S. Cellular allocates revenue to each element of multiple element service offerings using the relative selling price method. Under this method, arrangement consideration, which consists of the amounts billed to the customer net of any cash-based discounts, is allocated to each element on the basis of its relative selling price on a stand-alone basis. Such stand-alone selling price is determined in accordance with the following hierarchy:

  U.S. Cellular-specific objective evidence of stand-alone selling price, if available; otherwise
  Third-party evidence of selling price, if it is determinable; otherwise
  A best estimate of stand-alone selling price.

U.S. Cellular estimates stand-alone selling prices of the elements of its service offerings as follows:

  Wireless services – Based on the actual selling price U.S. Cellular offers when such plan is sold on a stand-alone basis, or if the plan is not sold on a stand-alone basis, U.S. Cellular's estimate of the price of such plan based on similar plans that are sold on a stand-alone basis.
  Wireless devices – Based on the selling price of the respective wireless device when it is sold on a stand-alone basis.
  Phone Replacement – Based on U.S. Cellular's estimate of the price of this service if it were sold on a stand-alone basis, which was calculated by estimating the cost of this program plus a reasonable margin.
  Loyalty reward points – By estimating the retail price of the products and services for which points may be redeemed and dividing such amount by the number of loyalty points required to receive such products and services. This is calculated on a weighted average basis and requires U.S. Cellular to estimate the percentage of loyalty points that will be redeemed for each product or service.

U.S. Cellular follows the deferred revenue method of accounting for its loyalty reward program. Under this method, revenue allocated to loyalty reward points is fully deferred as U.S. Cellular does not have sufficient historical data in which to estimate any portion of loyalty reward points that will not be redeemed. Revenue is recognized at the time of customer redemption or when such points have been depleted via a maintenance charge. U.S. Cellular periodically reviews and will revise the redemption and depletion rates as appropriate based on history and related future expectations. As of December 31, 2012 and 2011, U.S. Cellular had deferred revenue related to loyalty reward points outstanding of $56.6 million and $38.9 million, respectively. These amounts are recorded in Customer deposits and deferred revenues (a current liability account) in the Consolidated Balance Sheet, as customers may redeem their reward points within the current period.

Cash-based discounts and incentives, including discounts to customers who pay their bills through the use of on-line bill payment methods, are recognized as a reduction of Operating revenues concurrently with the associated revenue, and are allocated to the various products and services in the bundled offering based on their respective relative selling price.

In order to provide better control over wireless device quality, U.S. Cellular sells wireless devices to agents. U.S. Cellular pays rebates to agents at the time an agent activates a new customer or retains an existing customer in a transaction involving a wireless device. U.S. Cellular accounts for these rebates by reducing revenues at the time of the wireless device sale to the agent rather than at the time the agent activates a new customer or retains a current customer. Similarly, U.S. Cellular offers certain wireless device sales rebates and incentives to its retail customers and records the revenue net of the corresponding rebate or incentive. The total potential rebates and incentives are reduced by U.S. Cellular's estimate of rebates that will not be redeemed by customers based on historical experience of such redemptions.

Prior to July 1, 2012, U.S. Cellular charged a service activation fee to customers. Activation fees charged at agent locations with the sale of service only, where U.S. Cellular did not sell a wireless device to the customer, were deferred and recognized over the average customer life. On July 1, 2012, U.S. Cellular discontinued the service activation fee and began charging a device activation fee. Device activation fees charged at agent locations, where U.S. Cellular does not also sell a wireless device to the customer, are deferred and recognized over the average device life. Device activation fees charged as a result of handset sales at Company-owned retail stores are recognized at the time the handset is delivered to the customer. GAAP requires that activation fees charged with the sale of equipment and service be allocated to the equipment and service based upon the relative selling prices of each item. This generally results in the recognition of the activation fee as additional wireless device revenue at the time of sale.

ETC revenues recognized in the reporting period represent the amounts which U.S. Cellular is entitled to receive for such period, as determined and approved in connection with U.S. Cellular's designation as an ETC in various states.

Amounts Collected from Customers and Remitted to Governmental Authorities

U.S. Cellular records amounts collected from customers and remitted to governmental authorities net within a tax liability account if the tax is assessed upon the customer and U.S. Cellular merely acts as an agent in collecting the tax on behalf of the imposing governmental authority. If the tax is assessed upon U.S. Cellular, then amounts collected from customers as recovery of the tax are recorded in Service revenues and amounts remitted to governmental authorities are recorded in Selling, general and administrative expenses in the Consolidated Statement of Operations. The amounts recorded gross in revenues that are billed to customers and remitted to governmental authorities totaled $135.7 million, $125.2 million and $137.6 million for 2012, 2011 and 2010, respectively.

Advertising Costs	U.S. Cellular expenses advertising costs as incurred. Advertising costs totaled $227.0 million, $257.8 million and $265.2 million in 2012, 2011 and 2010, respectively.
Income Taxes

U.S. Cellular is included in a consolidated federal income tax return with other members of the TDS consolidated group. TDS and U.S. Cellular are parties to a Tax Allocation Agreement which provides that U.S. Cellular and its subsidiaries be included with the TDS affiliated group in a consolidated federal income tax return and in state income or franchise tax returns in certain situations. For financial statement purposes, U.S. Cellular and its subsidiaries calculate their income, income taxes and credits as if they comprised a separate affiliated group. Under the Tax Allocation Agreement, U.S. Cellular remits its applicable income tax payments to TDS. U.S. Cellular had a tax payable balance with TDS of $1.1 million and a tax receivable balance of $73.7 million as of December 31, 2012 and 2011, respectively.

Deferred taxes are computed using the liability method, whereby deferred tax assets are recognized for future deductible temporary differences and operating loss carryforwards, and deferred tax liabilities are recognized for future taxable temporary differences. Both deferred tax assets and liabilities are measured using the tax rates anticipated to be in effect when the temporary differences reverse. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment. Deferred tax assets are reduced by a valuation allowance when it is more likely than not that some portion or all of the deferred tax assets will not be realized. U.S. Cellular evaluates income tax uncertainties, assesses the probability of the ultimate settlement with the applicable taxing authority and records an amount based on that assessment.

Stock-Based Compensation

U.S. Cellular has established a long-term incentive plan and a Non-Employee Director compensation plan, and previously had an employee stock purchase plan before this was terminated in the fourth quarter of 2011. Also, U.S. Cellular employees were eligible to participate in the TDS employee stock purchase plan before this was terminated in the fourth quarter of 2011. These plans are described more fully in Note 15 — Stock-based Compensation. These plans are considered compensatory plans and, therefore, recognition of compensation cost for grants made under these plans is required.

U.S. Cellular values its share-based payment transactions using a Black-Scholes valuation model. Stock-based compensation cost recognized during the period is based on the portion of the share-based payment awards that is ultimately expected to vest. Accordingly, stock-based compensation cost recognized has been reduced for estimated forfeitures. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Pre-vesting forfeitures and expected life are estimated based on historical experience related to similar awards, giving consideration to the contractual terms of the stock-based awards, vesting schedules and expectations of future employee behavior. U.S. Cellular believes that its historical experience provides the best estimates of future pre-vesting forfeitures and future expected life. The expected volatility assumption is based on the historical volatility of U.S. Cellular's common stock over a period commensurate with the expected life. The dividend yield assumption is zero because U.S. Cellular has never paid a dividend and has expressed its intention to retain all future earnings in the business. The risk-free interest rate assumption is determined using the U.S. Treasury Yield Curve Rate with a term length that approximates the expected life of the stock options.

Compensation cost for stock option awards is recognized over the respective requisite service period of the awards, which is generally the vesting period, on a straight-line basis for each separate vesting portion of the awards as if the awards were, in-substance, multiple awards (graded vesting attribution method).

Defined Contribution Plans

U.S. Cellular participates in a qualified noncontributory defined contribution pension plan sponsored by TDS; such plan provides pension benefits for the employees of U.S. Cellular and its subsidiaries. Under this plan, pension benefits and costs are calculated separately for each participant and are funded currently. Pension costs were $12.4 million, $11.6 million and $11.6 million in 2012, 2011 and 2010, respectively.

U.S. Cellular also participates in a defined contribution retirement savings plan (“401(k) plan”) sponsored by TDS. Total costs incurred from U.S. Cellular's contributions to the 401(k) plan were $17.1 million, $15.5 million and $15.3 million in 2012, 2011 and 2010, respectively.

Operating Leases

U.S. Cellular is a party to various lease agreements for office space, retail stores, cell sites and equipment that are accounted for as operating leases. Certain leases have renewal options and/or fixed rental increases. Renewal options that are reasonably assured of exercise are included in determining the lease term. U.S. Cellular accounts for certain operating leases that contain rent abatements, lease incentives and/or fixed rental increases by recognizing lease revenue and expense on a straight-line basis over the lease term.

Recent Accounting Pronouncements

On July 27, 2012, the FASB issued Accounting Standards Update 2012-02, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment (“ASU 2012-02”). ASU 2012-02 is intended to reduce the cost and complexity of the annual indefinite-lived intangible assets impairment testing by providing entities an option to perform a “qualitative” assessment to determine whether further impairment testing is necessary. As such, there is the possibility that quantitative assessments would not need to be performed if it is more likely than not that no impairment exists. U.S. Cellular is required to adopt the provisions of ASU 2012-02 as of January 1, 2013. Early adoption is permitted. The adoption of ASU 2012-02 is not expected to have a significant impact on U.S. Cellular's financial position or results of operations.

Variable Interest Entities

From time to time, the FCC conducts auctions through which additional spectrum is made available for the provision of wireless services.  U.S. Cellular participated in spectrum auctions indirectly through interests that it held at the time in Aquinas Wireless, King Street Wireless, Barat Wireless L.P. (“Barat Wireless”) and Carroll Wireless L.P. (“Carroll Wireless”), collectively, the “limited partnerships.” Each limited partnership participated in and was awarded spectrum licenses in one of four separate spectrum auctions (FCC Auctions 78, 73, 66 and 58). Each limited partnership qualified as a “designated entity” and thereby was eligible for bidding credits with respect to licenses purchased in accordance with the rules defined by the FCC for each auction. In most cases, the bidding credits resulted in a 25% discount from the gross winning bid.

On September 7, 2012, U.S. Cellular acquired 100% of the ownership interest in Barat Wireless, Inc., the general partner of Barat Wireless, for an immaterial amount. On December 5, 2012, U.S. Cellular acquired 100% of the ownership interest in Carroll PCS, Inc., the general partner of Carroll Wireless, for an immaterial amount. Prior to these acquisitions, U.S. Cellular consolidated Barat Wireless, Barat Wireless, Inc., Carroll Wireless, and Carroll PCS, Inc. as VIEs. Subsequent to the acquisition dates these entities ceased to be VIEs but continue to be consolidated based on U.S. Cellular's controlling financial interest in the entities.

The power to direct the activities that most significantly impact the economic performance of Aquinas Wireless and King Street Wireless is shared. Specifically, the general partner of these VIEs has the exclusive right to manage, operate and control the limited partnerships and make all decisions to carry on the business of the partnerships; however, the general partner of each partnership needs consent of the limited partner, a U.S. Cellular subsidiary, to sell or lease certain licenses, to make certain large expenditures, admit other partners or liquidate the limited partnerships. Although the power to direct the activities of the VIEs is shared, U.S. Cellular has a disproportionate level of exposure to the variability associated with the economic performance of the VIEs, indicating that U.S. Cellular is the primary beneficiary of the VIEs in accordance with GAAP. Accordingly, these VIEs are consolidated.

Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Table)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Accounts receivable, allowance for doubtful accounts receivable
The changes in the allowance for doubtful accounts during the years ended December 31, 2012, 2011 and 2010 were as follows:

	2012	2011	2010
(Dollars in thousands)
Beginning balance	$23,537	$25,816	$26,624
Additions, net of recoveries	67,372	62,157	76,292
Deductions	(64,007)	(64,436)	(77,100)
Ending balance	$26,902	$23,537	$25,816

Fair Value Measurements (Table)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair value measurements
		December 31, 2012		December 31, 2011
	Level within the Fair Value Hierarchy	Book Value	Fair Value	Book Value	Fair Value
(Dollars in thousands)
Cash and cash equivalents	1	$378,358	$378,358	$424,155	$424,155
Short-term investments (1)(2)
Government-backed securities (3)	1	100,676	100,676	127,039	127,039
Long-term investments (1)(4)
Government-backed securities (3)	1	50,305	50,339	30,057	30,140
Long-term debt (5)
6.95% Senior Notes	1	342,000	376,610	342,000	364,162
6.7% Senior Notes	2	532,194	582,744	534,111	534,860

(1)		Designated as held-to-maturity investments and are recorded at amortized cost in the Consolidated Balance Sheet.

(2)		Maturities are less than twelve months from the respective balance sheet dates.

(3)		Includes U.S. treasuries and corporate notes guaranteed under the Federal Deposit Insurance Corporation’s Temporary Liquidity Guarantee Program.

(4)		Maturities range between 14 and 23 months from the balance sheet date.

(5)		Excludes capital lease obligations and current portion of Long-term debt.

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income taxes receivable
December 31,	2012	2011
(Dollars in thousands)
Federal income taxes receivable (payable)	$(1,614)	$73,525
State income taxes receivable	1,612	1,266

Income tax expense
Income tax expense (benefit) is summarized as follows:

Year Ended December 31,	2012	2011	2010
(Dollars in thousands)
Current
Federal	$10,547	$(90,235)	$19,290
State	4,186	1,049	(11,059)
Deferred
Federal	54,490	187,581	57,759
State	(5,246)	15,683	15,968
	$63,977	$114,078	$81,958

Income tax reconciliation
Year Ended December 31,	2012		2011		2010
	Amount	Rate	Amount	Rate	Amount	Rate
(Dollars in millions)
Statutory federal income tax expense and rate	$71.8	35.0%	$109.5	35.0%	$84.4	35.0%
State income taxes, net of federal benefit (1)	3.7	1.8	4.5	1.4	5.0	2.1
Effect of noncontrolling interests	(6.3)	(3.1)	(4.9)	(1.6)	(4.6)	(1.9)
Correction of deferred taxes (2)	(5.3)	(2.6)	6.1	2.0	-	-
Other differences, net	0.1	0.1	(1.1)	(0.3)	(2.8)	(1.2)
Total income tax expense and rate	$64.0	31.2%	$114.1	36.5%	$82.0	34.0%

(1)	Net state income taxes include changes in the valuation allowance. The 2011 benefit primarily relates to the ability to utilize net operating losses as a result of state income tax law changes. In addition, state tax benefits related to the settlement of state tax audits and the expiration of statutes of limitations are included in 2012, 2011 and 2010.

(2)	U.S. Cellular recorded immaterial adjustments to correct deferred tax balances in 2012 and 2011 related to tax basis adjustments and law changes that related to periods prior to 2012 and 2011, respectively.

Temporary income tax differences
U.S. Cellular’s noncurrent deferred income tax assets and liabilities at December 31, 2012 and 2011 and the temporary differences that gave rise to them were as follows:

December 31,	2012	2011
(Dollars in thousands)
Noncurrent deferred tax assets
Net operating loss (“NOL”) carryforwards	$63,240	$48,565
Stock-based compensation	22,411	19,079
Compensation and benefits - other	13,673	2,985
Deferred rent	15,822	12,656
Other	25,432	20,554
	140,578	103,839
Less valuation allowance	(40,208)	(29,262)
Total noncurrent deferred tax assets	100,370	74,577
Noncurrent deferred tax liabilities
Property, plant and equipment	527,547	482,433
Licenses/intangibles	294,738	267,344
Partnership investments	124,221	120,941
Other	3,682	3,049
Total noncurrent deferred tax liabilities	950,188	873,767
Net noncurrent deferred income tax liability	$849,818	$799,190

Deferred tax valuation allowance
A summary of U.S. Cellular’s deferred tax asset valuation allowance is as follows:

	2012	2011	2010
(Dollars in thousands)
Balance at January 1,	$30,261	$29,891	$19,234
Charged to income tax expense	3,033	(1,450)	(832)
Charged to other accounts	8,001	1,820	11,489
Balance at December 31,	$41,295	$30,261	$29,891

As of December 31, 2012, the valuation allowance reduced current deferred tax assets by $1.1 million and noncurrent deferred tax assets by $40.2 million.

Income tax unrecognized benefits summary
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2012	2011	2010
(Dollars in thousands)
Unrecognized tax benefits balance at January 1,	$28,745	$32,547	$34,442
Additions for tax positions of current year	6,656	4,487	5,119
Additions for tax positions of prior years	854	332	550
Reductions for tax positions of prior years	(115)	(1,104)	(1,560)
Reductions for settlements of tax positions	-	(244)	(5,938)
Reductions for lapses in statutes of limitations	(9,680)	(7,273)	(66)
Unrecognized tax benefits balance at December 31,	$26,460	$28,745	$32,547

Variable Interest Entities VIEs (Tables)	12 Months Ended
Dec. 31, 2012
Variable Interest Entities VIEs
Consolidated VIE assets and liabilities
December 31,	2012	2011
(Dollars in thousands)
Assets
Cash and cash equivalents	$5,849	$12,086
Other current assets	120	47
Licenses	308,091	483,059
Property, plant and equipment, net	16,443	9,450
Other assets and deferred charges	887	153
Total assets	$331,390	$504,795

Liabilities
Current liabilities	$1,013	$957
Deferred liabilities and credits	3,024	-
Total liabilities	$4,037	$957

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share Abstract
Earnings per share
Year ended December 31,	2012	2011	2010
(Dollars and shares in thousands, except earnings per share)
Net income attributable to U.S. Cellular shareholders	$111,006	$175,041	$136,074

Weighted average number of shares used in basic earnings per share	84,645	84,877	86,128
Effect of dilutive securities:
Stock options	58	114	89
Restricted stock units	364	344	301

Weighted average number of shares used in diluted earnings per share	85,067	85,335	86,518

Basic earnings per share attributable to U.S. Cellular shareholders	$1.31	$2.06	$1.58

Diluted earnings per share attributable to U.S. Cellular shareholders	$1.30	$2.05	$1.57

Summary of antidilutive shares
	2012	2011	2010
(Shares in thousands)
Stock options	2,452	1,399	1,771

Restricted stock units	318	215	224

Acquisitions, Divestitures and Exchanges (Tables)	12 Months Ended
Dec. 31, 2012
Business Acquisition Purchase Price Allocation Abstract
Acquisitions, Divestitures and Exchanges
U.S. Cellular acquisitions in 2012 and 2011 and the allocation of the purchase price for these acquisitions were as follows:

		Allocation of Purchase Price
(Dollars in thousands)	Purchase Price (1)	Goodwill	Licenses	Intangible Assets Subject to Amortization (2)	Net Tangible Assets (Liabilities)
2012
Licenses	$122,690	$-	$122,690	$-	$-

2011
Licenses	$4,406	$-	$4,406	$-	$-
Business (3)(4)	24,572	-	15,592	2,252	6,728
Total	$28,978	$-	$19,998	$2,252	$6,728

(1)	Cash amounts paid for acquisitions may differ from the purchase price due to cash acquired in the transactions and the timing of cash payments related to the respective transactions.

(2)	Intangible assets subject to amortization acquired in 2011 are classified as Assets held for sale and as a result are not amortized.

(3)	Includes only the acquired interest and does not include amounts attributable to U.S. Cellular’s pre-existing noncontrolling interest described above in this Note 7.

(4)	Licenses, Intangible assets subject to amortization and a portion of Net tangible assets (liabilities) are included in amounts reported as Assets held for sale in the Consolidated Balance Sheet as of December 31, 2011.

RestructuringCostsAbstract
Business divestiture financial impacts

(Dollars in thousands)	Expected Period of Realization / Incurrence (1)	Projected Range		Actual Amount Incurred Year Ended December 31, 2012

(Gain) loss on sale of business and other exit costs, net
Proceeds from Sprint
Purchase price	2013	$(480,000)	$(480,000)	$-
Reimbursement of transition and exit costs	2013-2014	(150,000)	(200,000)	-
Net assets transferred	2013	210,000	230,000	-
Non-cash charges for the write-off and write-down of property under construction and related assets	2012-2013	5,000	15,000	10,672
Employee related costs including severance, retention and outplacement	2012-2014	15,000	25,000	12,609
Contract termination costs	2012-2014	125,000	175,000	59
Transaction costs	2012-2013	3,000	5,000	1,137
Total (Gain) loss on sale of business and other exit costs, net		$(272,000)	$(230,000)	$24,477

Depreciation, amortization and accretion expense
Incremental depreciation, amortization and accretion, net of salvage values (2)	2012-2014	150,000	210,000	20,058

Other Operating expenses
Non-cash charges for the write-off and write-down of various operating assets and liabilities	2013	-	10,000	-
(Increase) decrease in Operating income		$(122,000)	$(10,000)	$44,535

(1)				Represents the estimated period in which a substantial majority of such amounts will be realized or incurred.

(2)				Represents incremental depreciation, amortization and accretion anticipated to be recorded in the specified time periods as a result of revising the useful life of certain assets and revising the settlement dates of certain asset retirement obligations in conjunction with the Divestiture Transaction. Specifically, for the years indicated, this is estimated depreciation, amortization and accretion recorded on assets and liabilities of the Divestiture Markets after the November 6, 2012 transaction date less depreciation, amortization and accretion that would have been recorded on such assets and liabilities in the normal course, absent the Divestiture Transaction.

(Dollars in thousands)	Balance November 6, 2012	Costs Incurred	Cash Settlements	Non-cash Settlements	Adjustments	Balance December 31, 2012

Accrued compensation
Employee related costs including severance, retention, outplacement	$-	$12,609	$(304)	$-	$-	$12,305
Other current liabilities
Contract termination costs	$-	$59	$(29)	$-	$-	$30

Assets and liabilities held for sale
	Current Assets	Licenses	Goodwill	Other Intangible Assets	Property, Plant and Equipment	Total Assets Held for Sale	Liabilities Held for Sale (1)
(Dollars in thousands)

2012
Divestiture Transaction	$-	$140,599	$72,994	$-	$-	$213,593	$19,594
Bolingbrook Customer Care Center (2)	-	-	-	-	3,170	3,170	-
Total	$-	$140,599	$72,994	$-	$3,170	$216,763	$19,594

2011
U.S. Cellular wireless market	$4,179	$31,920	$-	$4,611	$8,937	$49,647	$1,051

(1)	Liabilities held for sale primarily consisted of Current liabilities in 2011 and Customer deposits and deferred revenues in 2012.

(2)	Effective January 1, 2013, U.S. Cellular transferred its Bolingbrook Customer Care Center operations to an existing third party vendor.

Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Licenses
Licenses
Licenses

Year Ended December 31,	2012	2011
(Dollars in thousands)
Balance, beginning of year	$1,470,769	$1,452,101
Acquisitions (1)	122,690	4,406
Exchanges	-	11,842
Transferred to Assets held for sale	(140,599)	-
Other	3,934	2,420
Balance, end of year	$1,456,794	$1,470,769

Goodwill
Goodwill
Goodwill

Year Ended December 31,	2012	2011
(Dollars in thousands)
Assigned value at time of acquisition	$494,737	$494,737
Accumulated impairment losses in prior periods	-	-
Balance, beginning of year	494,737	494,737
Acquisitions	-	-
Transferred to Assets held for sale	(72,994)	-
Balance, end of year	$421,743	$494,737

(1)	Does not include amounts reported as Assets held for sale in the Consolidated Balance Sheet as of December 31, 2011.

Investment in Unconsolidated Entities (Tables)	12 Months Ended
Dec. 31, 2012
Equity Method Investment, Summarized Financial Information [Abstract]
Equity and cost method investments
December 31,	2012	2011
(Dollars in thousands)
Equity method investments:
Capital contributions, loans and advances	$10,323	$13,787
Cumulative share of income	1,017,449	928,019
Cumulative share of distributions	(884,852)	(805,321)
	142,920	136,485
Cost method investments	1,611	1,611
Total investments in unconsolidated entities	$144,531	$138,096

Equity method investments, summarized results of operations
Year Ended December 31,	2012	2011	2010
(Dollars in thousands)
Results of Operations
Revenues	$5,804,466	$5,519,024	$4,950,306
Operating expenses	4,363,399	4,282,277	3,549,098
Operating income	1,441,067	1,236,747	1,401,208
Other income, net	4,003	4,976	37,701
Net income	$1,445,070	$1,241,723	$1,438,909

Equity method investments, summarized financial position
December 31,	2012	2011
(Dollars in thousands)
Assets
Current	$444,100	$404,751
Due from affiliates	298,707	199,167
Property and other	1,896,784	1,935,125
	$2,639,591	$2,539,043

Liabilities and Equity
Current liabilities	$350,067	$300,780
Deferred credits	80,660	79,787
Long-term liabilities	21,328	22,943
Long-term capital lease obligations	405	234
Partners' capital and shareholders' equity	2,187,131	2,135,299
	$2,639,591	$2,539,043

Property, Plant and Equipment (Table)	12 Months Ended
Dec. 31, 2012
Disclosure Text Block
Property, plant and equipment
December 31,	Useful Lives (Years)	2012	2011
(Dollars in thousands)
Land	N/A	$33,947	$30,807
Buildings	20	341,852	330,925
Leasehold and land improvements	1-30	1,188,720	1,129,818
Cell site equipment	6-25	3,100,916	2,874,397
Switching equipment	1-8	1,155,114	1,113,780
Office furniture and equipment	3-5	535,656	570,776
Other operating assets and equipment	5-25	128,290	127,253
System development	3-7	631,184	545,193
Work in process	N/A	362,749	285,500
		7,478,428	7,008,449
Accumulated depreciation and amortization		(4,455,840)	(4,218,147)
		$3,022,588	$2,790,302

Asset Retirement Obligations (Table)	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligation [Abstract]
Asset retirement obligations
(Dollars in thousands)	2012	2011
Balance, beginning of period	$143,402	$128,709
Additional liabilities accrued	5,578	2,105
Revisions in estimated cash outflows (1)	22,588	5,888
Disposition of assets	(2,674)	(1,323)
Accretion expense (2)	10,713	8,023
Balance, end of period	$179,607	$143,402

(1)	In 2012, included $14.9 million as a result of changes in expected settlement dates related to the Divestiture Transaction.

(2)	In 2012, included $0.2 million of incremental accretion related to the Divestiture Transaction.

Debt (Table)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Revolving credit facilities
The following table summarizes the terms of the revolving credit facility as of December 31, 2012:

(Dollars in millions)
Maximum borrowing capacity	$300.0
Letters of credit outstanding	$0.2
Amount borrowed	$-
Amount available for use	$299.8
Borrowing rate: One-month London Interbank Offered Rate ("LIBOR") plus contractual spread (1)	1.46%
LIBOR	0.21%
Contractual spread	1.25%
Range of commitment fees on amount available for use (2)
Low	0.13%
High	0.30%
Agreement date	December 2010
Maturity date	December 2017

Fees incurred attributable to the Revolving Credit Facility are as follows:
Fees incurred as a percent of Maximum borrowing capacity for 2012	0.38%
Fees incurred, amount
2012	$1.1
2011	$1.2
2010	$3.8

(1)	Borrowings under the revolving credit facility bear interest at LIBOR plus a contractual spread based on U.S. Cellular’s credit rating or, at U.S. Cellular’s option, an alternate “Base Rate” as defined in the revolving credit agreement. U.S. Cellular may select a borrowing period of either one, two, three or six months (or other period of twelve months or less if requested by U.S. Cellular and approved by the lenders). If U.S. Cellular provides notice of intent to borrow less than three business days in advance of a borrowing, interest on borrowing is at the Base Rate plus the contractual spread.

(2)	The revolving credit facility has commitment fees based on the unsecured senior debt ratings assigned to U.S. Cellular by certain ratings agencies.

Long term debt
Long-Term Debt

Long-term debt as of December 31, 2012 and 2011 was as follows:

December 31,				2012	2011
(Dollars in thousands)	Issuance date	Maturity date	Call date
Unsecured Senior Notes
6.7%	December 2003 and June 2004	December 2033	December 2003	$544,000	$544,000
Less: 6.7% Unamortized discount				(11,806)	(9,889)
				532,194	534,111
6.95%	May 2011	May 2060	May 2016	342,000	342,000
Obligation on capital leases				4,756	4,336
Total long-term debt				878,950	880,447
Long-term debt, current				92	127
Long-term debt, noncurrent				$878,858	$880,320

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Lease Commitments
	Operating Leases Future Minimum Rental Payments	Operating Leases Future Minimum Rental Receipts
(Dollars in thousands)
2013	$151,630	$41,184
2014	127,081	35,613
2015	108,779	26,088
2016	90,919	15,358
2017	73,969	6,505
Thereafter	809,344	398
Total	$1,361,722	$125,146

Common Share Repurchases (Table)	12 Months Ended
Dec. 31, 2012
Shareholders' Equity Note [Abstract]
Share repurchases
Year Ended December 31,	Number of Shares	Average Cost Per Share	Amount
(Dollars and share amounts in thousands)
2012
U.S. Cellular Common Shares	571	$35.11	$20,045

2011
U.S. Cellular Common Shares	1,276	$48.82	$62,294

2010
U.S. Cellular Common Shares	1,235	$42.76	$52,827

Stock-Based Compensation (Table)	12 Months Ended
Dec. 31, 2012
Stock based compensation
Stock-based compensation, fair value assumptions
	2012	2011	2010
Expected life	4.5 years	4.3 years	0.9-8.0 years
Expected volatility	40.7%-42.6%	43.4%-44.8%	26.9%-43.9%
Dividend yield	0%	0%	0%
Risk-free interest rate	0.5%-0.9%	0.7%-2.0%	0.4%-3.1%
Estimated annual forfeiture rate	0.0%-9.1%	0.0%-7.8%	0.0%-8.4%

Summary of stock options
	Number of Options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life (in years)

Outstanding at December 31, 2009	2,029,000	$51.37
(1,046,000 exercisable)		54.40
Granted	831,000	41.98	$13.75
Exercised	(317,000)	38.60		$1,555,000
Forfeited	(88,000)	44.28
Expired	(193,000)	61.50
Outstanding at December 31, 2010	2,262,000	$49.12
(1,151,000 exercisable)		54.64
Granted	595,000	51.70	$19.42
Exercised	(173,000)	37.50		$2,099,000
Forfeited	(72,000)	45.97
Expired	(175,000)	57.05
Outstanding at December 31, 2011	2,437,000	$50.10
(1,321,000 exercisable)		$53.68
Granted	580,000	40.70	$14.71
Exercised	(41,000)	34.27		$205,000
Forfeited	(97,000)	44.81
Expired	(116,000)	52.92
Outstanding at December 31, 2012	2,763,000	$48.43		$513,000	6.60
(1,657,000 exercisable)		$51.20		$513,000	5.30

Summary of nonvested restricted stock units
	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2011	845,000	$42.48
Granted	468,000	39.75
Vested	(225,000)	32.96
Forfeited	(75,000)	43.74
Nonvested at December 31, 2012	1,013,000	$43.24

Stock-based compensation
Year Ended December 31,	2012	2011	2010
(Dollars in thousands)
Stock option awards	$8,471	$9,549	$7,179
Restricted stock unit awards	12,300	10,037	10,056
Deferred compensation bonus and matching stock unit awards	240	12	165
Awards under employee stock purchase plan	-	255	314
Awards under Non-Employee Director compensation plan	455	330	330
Total stock-based compensation, before income taxes	21,466	20,183	18,044
Income tax benefit	(8,121)	(7,581)	(6,812)
Total stock-based compensation expense, net of income taxes	$13,345	$12,602	$11,232

Stock-based compensation, allocation by financial statement line item
December 31,	2012	2011	2010
(Dollars in thousands)
Selling, general and administrative expense	$18,437	$17,538	$16,009
System operations	3,029	2,645	2,035
Total stock-based compensation expense	$21,466	$20,183	$18,044

Supplemental Cash Flow (Table)	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information [Abstract]
Supplemental cash flow disclosures
Year Ended December 31,	2012	2011	2010
(Dollars in thousands)
Interest paid	$44,048	$55,580	$59,049
Income taxes paid (refunded)	$(58,609)	$(54,469)	$53,050

Year Ended December 31,	2012	2011	2010
(Dollars in thousands)
Common Shares withheld (1)	92,846	120,250	310,388

Aggregate value of Common Shares withheld	$3,604	$5,952	$13,527

Cash receipts upon exercise of stock options	900	5,447	3,574
Cash disbursements for payment of taxes (2)	(3,105)	(3,512)	(3,065)
Net cash receipts (disbursements) from exercise of stock options and vesting of other stock awards	$(2,205)	$1,935	$509

(1)	Such shares were withheld to cover the exercise price of stock options, if applicable, and required tax withholdings.

(2)	In certain situations, U.S. Cellular withholds shares that are issuable upon the exercise of stock options or the vesting of restricted shares to cover, and with a value equivalent to, the exercise price and/or the amount of taxes required to be withheld from the stock award holder at the time of the exercise or vesting. U.S. Cellular then pays the amount of the required tax withholdings to the taxing authorities in cash.

Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 number	Dec. 31, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
Number of customers	5,800,000
Short-term investments	$ 100,676,000	$ 127,039,000
Long-term investments	50,305,000	30,057,000
Agent liability	88,200,000	75,300,000
Amounts recorded gross in revenues that are billed to customers and remitted to governmental authorities	135,700,000	125,200,000	137,600,000
Advertising costs	227,000,000	257,800,000	265,200,000
Income taxes receivable	1,612,000	74,791,000
Accumulated amortization of deferred charges	12,700,000	9,600,000
TDS
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
TDS ownership of U.S. Cellular	84.00%
Income taxes receivable		73,700,000
Income taxes (payable)	(1,100,000)
401(k)
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
Defined contribution cost	17,100,000	15,500,000	15,300,000
Pension
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
Defined contribution cost	12,400,000	11,600,000	11,600,000
Allowance for doubtful accounts
Accounts receivable
Allowance for doubtful accounts, beginning balance	23,537,000	25,816,000	26,624,000
Additions, net of recoveries	67,372,000	62,157,000	76,292,000
Deductions	(64,007,000)	(64,436,000)	(77,100,000)
Allowance for doubtful accounts, ending balance	26,902,000	23,537,000	25,816,000
Loyalty Rewards Program
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
Deferred revenue	$ 56,600,000	$ 38,900,000

Noncontrolling Interests (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Temporary Equity [Abstract]
Termination date range of mandatorily redeemable noncontrolling interests - begin	2085
Termination date range of mandatorily redeemable noncontrolling interests - end	2107
Settlement value of mandatorily redeemable noncontrolling interests	$ 159.2
Noncontrolling interests with redemption features	$ 57.5

Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 6.7% Senior Notes Minimum	Dec. 31, 2012 6.7% Senior Notes Maximum	Dec. 31, 2012 Fair Value Level 1	Dec. 31, 2011 Fair Value Level 1	Dec. 31, 2012 Fair Value Level 1 6.95% Senior Notes		Dec. 31, 2011 Fair Value Level 1 6.95% Senior Notes		Dec. 31, 2012 Fair Value Level 2 6.7% Senior Notes		Dec. 31, 2011 Fair Value Level 2 6.7% Senior Notes		Dec. 31, 2012 Fair Value Government backed securities Level 1		Dec. 31, 2011 Fair Value Government backed securities Level 1		Dec. 31, 2012 Book Value		Dec. 31, 2011 Book Value		Dec. 31, 2012 Book Value 6.95% Senior Notes		Dec. 31, 2011 Book Value 6.95% Senior Notes		Dec. 31, 2012 Book Value 6.7% Senior Notes		Dec. 31, 2011 Book Value 6.7% Senior Notes		Dec. 31, 2012 Book Value Government backed securities		Dec. 31, 2011 Book Value Government backed securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 378,358	$ 424,155	$ 276,915	$ 302,991					$ 378,358	$ 424,155													$ 378,358		$ 424,155
Short-term investments	100,676	127,039																	100,676	[1],[2],[3]	127,039	[1],[2],[3]													100,676	[1],[2],[3]	127,039	[1],[2],[3]
Long-term investments	50,305	30,057																	50,339	[1],[3],[4]	30,140	[1],[3],[4]	50,305	[1],[3],[4]	30,057	[1],[3],[4]
Long-term debt											$ 376,610	[5]	$ 364,162	[5]	$ 582,744	[5]	$ 534,860	[5]									$ 342,000	[5]	$ 342,000	[5]	$ 532,194	[5]	$ 534,111	[5]
Long term investment maturities					Mar 15, 2014	Dec 15, 2014
Fair value assumption, interest rate							6.09%	6.85%

[1]	Designated as held-to-maturity investments and are recorded at amortized cost in the Consolidated Balance Sheet.
[2]	Maturities are less than twelve months from the respective balance sheet dates.
[3]	Includes U.S. treasuries and corporate notes guaranteed under the Federal Deposit Insurance Corporation’s Temporary Liquidity Guarantee Program.
[4]	Maturities range between 14 and 23 months from the balance sheet date.
[5]	Excludes capital lease obligations and current portion of Long-term debt.

Income Taxes, Receivable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income taxes receivable	$ 1,612	$ 74,791
Federal
Income Tax Disclosure [Abstract]
Income taxes receivable		73,525
Income taxes (payable)	(1,614)
State
Income Tax Disclosure [Abstract]
Income taxes receivable	$ 1,612	$ 1,266

Income Taxes, Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income tax expense
Current federal income tax expense	$ 10,547	$ (90,235)	$ 19,290
Current state income tax expense	4,186	1,049	(11,059)
Deferred federal income tax expense	54,490	187,581	57,759
Deferred state income tax expense	(5,246)	15,683	15,968
Total income tax expense	$ 63,977	$ 114,078	$ 81,958

Income Taxes, Expense Reconciliation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income tax expense reconciliation
Statutory federal income tax expense	$ 71,800,000		$ 109,500,000		$ 84,400,000
State income taxes, net of federal benefit	3,700,000	[1]	4,500,000	[1]	5,000,000	[1]
Effect of noncontrolling interests	(6,300,000)		(4,900,000)		(4,600,000)
Correction of deferred taxes	(5,300,000)	[2]	6,100,000	[2]
Other differences, net	100,000		(1,100,000)		(2,800,000)
Total income tax expense	$ 63,977,000		$ 114,078,000		$ 81,958,000

[1]	Net state income taxes include changes in the valuation allowance. The 2011 benefit primarily relates to the ability to utilize net operating losses as a result of state income tax law changes. In addition, state tax benefits related to the settlement of state tax audits and the expiration of statutes of limitations are included in 2012, 2011 and 2010.
[2]	U.S. Cellular recorded immaterial adjustments to correct deferred tax balances in 2012 and 2011 related to tax basis adjustments and law changes that related to periods prior to 2012 and 2011, respectively.

Income Taxes, Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income tax rate reconciliation
Statutory federal income tax rate	35.00%		35.00%		35.00%
Effect of state income tax, net of federal benefit	1.80%	[1]	1.40%	[1]	2.10%	[1]
Effect of noncontrolling interests on income tax rate	(3.10%)		(1.60%)		(1.90%)
Effect of correction of deferred taxes on income tax rate	(2.60%)	[2]	2.00%	[2]
Other differences effect on income tax rate	0.10%		(0.30%)		(1.20%)
Total income tax rate	31.20%		36.50%		34.00%

[1]	Net state income taxes include changes in the valuation allowance. The 2011 benefit primarily relates to the ability to utilize net operating losses as a result of state income tax law changes. In addition, state tax benefits related to the settlement of state tax audits and the expiration of statutes of limitations are included in 2012, 2011 and 2010.
[2]	U.S. Cellular recorded immaterial adjustments to correct deferred tax balances in 2012 and 2011 related to tax basis adjustments and law changes that related to periods prior to 2012 and 2011, respectively.

Income Taxes, Components of Deferred Income Tax (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Components Of Deferred Tax Assets And Liabilities Abstract
Net deferred income tax asset	$ 35,419	$ 31,905
Noncurrent deferred income tax assets
Net operating loss ("NOL") carryforwards	63,240	48,565
Stock-based compensation	22,411	19,079
Compensation and benefits, other	13,673	2,985
Deferred rent	15,822	12,656
Other	25,432	20,554
Gross noncurrent deferred income tax assets	140,578	103,839
Deferred tax assets valuation allowance noncurrent	(40,208)	(29,262)
Total noncurrent deferred tax assets	100,370	74,577
Noncurrent deferred income tax liabilities
Licenses/intangibles	294,738	267,344
Property, plant and equipment	527,547	482,433
Partnership investments	124,221	120,941
Other	3,682	3,049
Total noncurrent deferred tax liabilities	950,188	873,767
Net noncurrent deferred income tax liability	$ 849,818	$ 799,190

Income Taxes, Net Operating Losses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Federal
Operating Loss Carryforwards [Line Items]
Deferred tax asset for Federal NOL carryforward (entities not on Federal return)	8.8
Federal | Minimum
Operating Loss Carryforwards [Line Items]
Expiration of NOL carryforwards	2013
Federal | Maximum
Operating Loss Carryforwards [Line Items]
Expiration of NOL carryforwards	2032
State
Operating Loss Carryforwards [Line Items]
State NOL carryforwards	1,152
Deferred tax asset for State NOL carryforwards	54.4
State | Minimum
Operating Loss Carryforwards [Line Items]
Expiration of NOL carryforwards	2013
State | Maximum
Operating Loss Carryforwards [Line Items]
Expiration of NOL carryforwards	2032

Income Taxes, Unrecognized Tax Benefits (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of unrecognized income tax benefits
Unrecognized tax benefit, beginning balance	$ 28,745,000	$ 32,547,000	$ 34,442,000
Additions for tax positions of current year	6,656,000	4,487,000	5,119,000
Additions for tax positions of prior years	854,000	332,000	550,000
Reductions for tax positions of prior years	(115,000)	(1,104,000)	(1,560,000)
Reductions for settlements of tax positions		(244,000)	(5,938,000)
Reductions for lapses in statutes of limitations	(9,680,000)	(7,273,000)	(66,000)
Unrecognized tax benefit, ending balance	26,460,000	28,745,000	32,547,000
Effect of unrecognized tax benefit on income tax expense	$ 17,200,000	$ 18,700,000	$ 21,100,000

Income Taxes, Deferred Tax Valuation Allowance (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax valuation allowance, rollfoward
Deferred tax assets, valuation allowance, current	$ 1,100,000
Deferred tax assets valuation allowance noncurrent	40,208,000	29,262,000
Deferred tax asset valuation allowance
Deferred tax valuation allowance, rollfoward
Balance at beginning of period	30,261,000	29,891,000	19,234,000
Charged to Costs and Expenses	3,033,000	(1,450,000)	(832,000)
Charged to Other Accounts	8,001,000	1,820,000	11,489,000
Balance at end of period	$ 41,295,000	$ 30,261,000	$ 29,891,000

Income Taxes, Additional Disclosures (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Range of potential change in unrecognized tax benefits due to closure of state income tax audits and expiration of statutes of limitations within the next year	$ 4.9
Net accrued interest and penalties, total	12.8	15.6
Accrued interest and penalties related to unrecognized income tax benefits	$ (2.2)	$ (2.6)	$ 3
Federal
Income Tax Disclosure [Abstract]
Open tax years by major tax jurisdiction	2009
State
Income Tax Disclosure [Abstract]
Open tax years by major tax jurisdiction	2008

Variable Interest Entities VIEs (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and cash equivalents	$ 378,358,000	$ 424,155,000	$ 276,915,000	$ 302,991,000
Other current assets	16,745,000	10,096,000
Licenses	1,456,794,000	1,470,769,000	1,452,101,000
Property, plant and equipment, net	3,022,588,000	2,790,302,000
Other assets and deferred charges	78,148,000	59,290,000
Liabilities
Customer deposits and deferred revenues	192,113,000	181,355,000
Current liabilities	754,999,000	722,280,000
Capital contributions and advances	10,000,000	15,800,000
Noncontrolling interests with redemption features	493,000	1,005,000
Variable Interest Entities (VIE's)
Assets
Cash and cash equivalents	5,849,000	12,086,000
Other current assets	120,000	47,000
Licenses	308,091,000	483,059,000
Property, plant and equipment, net	16,443,000	9,450,000
Other assets and deferred charges	887,000	153,000
Total assets	331,390,000	504,795,000
Liabilities
Current liabilities	1,013,000	957,000
Deferred liabilities and credits	3,024,000
Total liabilities	$ 4,037,000	$ 957,000
VIE put options	true
Put option exercisable dates	The limited partnership agreements of Aquinas Wireless and King Street Wireless also provide the general partner with a put option whereby the general partner may require the limited partner, a subsidiary of U.S. Cellular, to purchase its interest in the limited partnership. The general partner’s put options related to its interests in King Street Wireless and Aquinas Wireless will become exercisable in 2019 and 2020, respectively.
Carroll PCS
Business Acquisition, Preexisting Relationship
Date of acquisition	Dec 5, 2012
Voting stock acquired	100.00%
Acquired entity	Carroll PCS, Inc.
Acquisition description	On September 7, 2012, U.S. Cellular acquired 100% of the ownership interest in Barat Wireless, Inc., the general partner of Barat Wireless, for an immaterial amount. On December 5, 2012, U.S. Cellular acquired 100% of the ownership interest in Carroll PCS, Inc., the general partner of Carroll Wireless, for an immaterial amount. Prior to these acquisitions, U.S. Cellular consolidated Barat Wireless, Barat Wireless, Inc., Carroll Wireless, and Carroll PCS, Inc. as VIEs. Subsequent to the acquisition dates these entities ceased to be VIEs but continue to be consolidated based on U.S. Cellular’s controlling financial interest in the entities.
Barat Wireless, Inc.
Business Acquisition, Preexisting Relationship
Date of acquisition	Sep 7, 2012
Voting stock acquired	100.00%
Acquired entity	Barat Wireless, Inc.
Acquisition description	On September 7, 2012, U.S. Cellular acquired 100% of the ownership interest in Barat Wireless, Inc., the general partner of Barat Wireless, for an immaterial amount. On December 5, 2012, U.S. Cellular acquired 100% of the ownership interest in Carroll PCS, Inc., the general partner of Carroll Wireless, for an immaterial amount. Prior to these acquisitions, U.S. Cellular consolidated Barat Wireless, Barat Wireless, Inc., Carroll Wireless, and Carroll PCS, Inc. as VIEs. Subsequent to the acquisition dates these entities ceased to be VIEs but continue to be consolidated based on U.S. Cellular’s controlling financial interest in the entities.

Earnings Per Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings per share
Net income attributable to U.S. Cellular shareholders	$ 111,006	$ 175,041	$ 136,074
Weighted average number of shares used in basic earnings per share
Weighted average number of shares used in basic earnings per share	84,645	84,877	86,128
Effect of dilutive securities:
Stock options	58	114	89
Restricted stock units	364	344	301
Weighted average number of shares used in diluted earnings per share	85,067	85,335	86,518
Basic earnings per share attributable to U.S. Cellular shareholders	$ 1.31	$ 2.06	$ 1.58
Diluted earnings per share attributable to U.S. Cellular shareholders	$ 1.3	$ 2.05	$ 1.57
Stock Options Member
Effect of dilutive securities:
Antidilutive securities	2,452	1,399	1,771
Restricted Stock Member
Effect of dilutive securities:
Antidilutive securities	318	215	224

Acquisitions, Divestitures and Exchanges, acquisitions (Details) (USD $)	Dec. 31, 2011		Dec. 31, 2011 Businesses		May 08, 2011 Businesses	Dec. 31, 2012 Licenses		Dec. 31, 2011 Licenses		Dec. 31, 2012 Licenses 700 MHz Agreement 1	Dec. 31, 2012 Licenses 700 MHz Agreement 2
Acquisitions, divestitures and exchanges
Licenses	$ 19,998,000		$ 15,592,000	[1],[2]		$ 122,690,000		$ 4,406,000		$ 34,000,000	$ 57,700,000
Intangible assets subject to amortization	2,252,000	[3]	2,252,000	[1],[2],[3]
Net tangible assets (liabilities)	6,728,000		6,728,000	[1],[2]
Purchase price	28,978,000	[4]	24,572,000	[1],[2],[4]		122,690,000	[4]	4,406,000	[4]
Date of acquisition			May 9, 2011							Aug 15, 2012	Nov 20, 2012
Acquisition agreement description										On August 15, 2012, U.S. Cellular acquired four 700 MHz licenses covering portions of Iowa, Kansas, Missouri, Nebraska and Oklahoma for $34.0 million.	On November 20, 2012, U.S. Cellular acquired seven 700 MHz licenses covering portions of Illinois, Michigan, Minnesota, Missouri, Nebraska, Oregon, Washington and Wisconsin for $57.7 million.
Cash paid to acquire			24,600,000
Description of acquired entity			On May 9, 2011, pursuant to certain required terms of the partnership agreement, U.S. Cellular paid $24.6 million in cash to purchase the remaining ownership interest in this wireless market in which it previously held a 49% noncontrolling interest. In connection with the acquisition of the remaining interest, a $13.4 million gain was recorded to adjust the carrying value of this 49% investment to its fair value of $25.7 million based on an income approach valuation method. The gain was recorded in Gain (loss) on investment in the Consolidated Statement of Operations in 2011.							On August 15, 2012, U.S. Cellular acquired four 700 MHz licenses covering portions of Iowa, Kansas, Missouri, Nebraska and Oklahoma for $34.0 million.	On November 20, 2012, U.S. Cellular acquired seven 700 MHz licenses covering portions of Illinois, Michigan, Minnesota, Missouri, Nebraska, Oregon, Washington and Wisconsin for $57.7 million.
Fair value equity investment prior to acquisition					25,700,000
Gain on investment, equity investment remeasurement			$ 13,400,000
Ownership interest in equity method investment					49.00%
Valuation technique, noncontrolling interest of acquired entity			an income approach valuation method

[1]	Includes only the acquired interest and does not include amounts attributable to U.S. Cellular’s pre-existing noncontrolling interest described above in this Note 7.
[2]	Licenses, Intangible assets subject to amortization and a portion of Net tangible assets (liabilities) are included in amounts reported as Assets held for sale in the Consolidated Balance Sheet as of December 31, 2011.
[3]	Intangible assets subject to amortization acquired in 2011 are classified as Assets held for sale and as a result are not amortized.
[4]	Cash amounts paid for acquisitions may differ from the purchase price due to cash acquired in the transactions and the timing of cash payments related to the respective transactions.

Acquisitions, Divestitures and Exchanges, divestitures (Details) (USD $)	12 Months Ended							2 Months Ended	12 Months Ended			12 Months Ended	14 Months Ended	26 Months Ended	12 Months Ended	14 Months Ended	26 Months Ended				12 Months Ended		24 Months Ended	26 Months Ended	24 Months Ended	26 Months Ended								12 Months Ended	26 Months Ended				12 Months Ended	26 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Divestiture transaction		Dec. 31, 2012 Bolingbrook customer care center		Jan. 02, 2013 Bolingbrook customer care center Divestiture	Dec. 31, 2012 Wireless market	Dec. 31, 2011 Wireless market		Dec. 31, 2013 Minimum Divestiture transaction Expected event	Dec. 31, 2013 Minimum Divestiture transaction Expected event	Dec. 31, 2014 Minimum Divestiture transaction Expected event	Dec. 31, 2013 Maximum Divestiture transaction Expected event	Dec. 31, 2013 Maximum Divestiture transaction Expected event	Dec. 31, 2014 Maximum Divestiture transaction Expected event		Dec. 31, 2014 Purchase price Divestiture transaction Expected event		Dec. 31, 2013 Purchase price Minimum Divestiture transaction Expected event	Dec. 31, 2013 Purchase price Maximum Divestiture transaction Expected event	Dec. 31, 2014 Reimbursement of transition and exit costs Minimum Divestiture transaction Expected event	Dec. 31, 2014 Reimbursement of transition and exit costs Minimum Divestiture transaction Expected event	Dec. 31, 2014 Reimbursement of transition and exit costs Maximum Divestiture transaction Expected event	Dec. 31, 2014 Reimbursement of transition and exit costs Maximum Divestiture transaction Expected event		Dec. 31, 2014 Net assets transferred Divestiture transaction Expected event		Dec. 31, 2014 Non-cash charges for the write-off and write-down of property under construction and related assets Minimum Divestiture transaction Expected event		Dec. 31, 2014 Non-cash charges for the write-off and write-down of property under construction and related assets Maximum Divestiture transaction Expected event		Dec. 31, 2012 Employee related costs including severance, retention and outplacement Divestiture transaction	Dec. 31, 2014 Employee related costs including severance, retention and outplacement Minimum Divestiture transaction Expected event		Dec. 31, 2014 Employee related costs including severance, retention and outplacement Maximum Divestiture transaction Expected event		Dec. 31, 2012 Contract termination costs Divestiture transaction	Dec. 31, 2014 Contract termination costs Minimum Divestiture transaction Expected event		Dec. 31, 2014 Contract termination costs Maximum Divestiture transaction Expected event		Dec. 31, 2014 Transaction costs Minimum Divestiture transaction Expected event		Dec. 31, 2014 Transaction costs Maximum Divestiture transaction Expected event		Dec. 31, 2014 Incremental depreciation, amortization and accretion, net of salvage values Minimum Divestiture transaction Expected event		Dec. 31, 2014 Incremental depreciation, amortization and accretion, net of salvage values Maximum Divestiture transaction Expected event		Dec. 31, 2014 Non-cash charges for the write-off and write-down of various operating assets and liabilities Divestiture transaction Expected event
Divestitures
Business divestiture date								Jan 1, 2013	Mar 14, 2012
Business divestiture description	On November 6, 2012, U.S. Cellular entered into a Purchase and Sale Agreement with subsidiaries of Sprint Nextel Corporation (“Sprint”). The Purchase and Sale Agreement provides that U.S. Cellular will transfer customers and certain PCS license spectrum to Sprint in U.S. Cellular’s Chicago, central Illinois, St. Louis and certain Indiana/Michigan/Ohio markets (“Divestiture Markets”) in consideration for $480 million in cash at closing, subject to pro-rations of certain assets and liabilities. The Purchase and Sale Agreement also contemplates certain other agreements, collectively referred to as the “Divestiture Transaction.” U.S. Cellular will retain other assets and liabilities related to the Divestiture Markets, including network assets, retail stores and related equipment, and other buildings and facilities. The transaction does not affect spectrum licenses held by U.S. Cellular or VIEs that are not currently used in the operations of the Divestiture Markets. The Purchase and Sale Agreement also contemplates certain other agreements, including customer and network transition services agreements, which will require that U.S. Cellular provide customer, billing and network services to Sprint for a period of up to 24 months after the closing date. Sprint will reimburse U.S. Cellular for providing such services at an amount equal to U.S. Cellular’s cost, including applicable overhead allocations. In addition, these agreements will require Sprint to reimburse U.S. Cellular up to $200 million for certain network decommissioning costs, network site lease rent and termination costs, network access termination costs, and employee termination benefits for specified engineering employees.							Effective January 1, 2013, U.S. Cellular transferred its Bolingbrook Customer Care Center operations to an existing third party vendor.	On March 14, 2012, U.S. Cellular sold the majority of the assets and liabilities of a wireless market for $49.8 million in cash, net of working capital adjustments. At the time of the sale, a $4.2 million gain was recorded in (Gain) loss on sale of business and other exit costs, net in the Consolidated Statement of Operations.
Gain of divestiture									$ 4,200,000
(Increase) decrease in Operating Income	(156,656,000)	(280,780,000)	(201,473,000)	44,535,000										(122,000,000)			(10,000,000)
Divestiture financial impacts
Expected period of realization / incurrence																			2013	[1]				2013 [1]		2014	[1]	2013	[1]	2012	[1]	2013	[1]		2012	[1]	2014	[1]		2012	[1]	2014	[1]	2012	[1]	2013	[1]	2012	[1]	2014	[1]	2013	[1]
Cash received for divestitures									(49,800,000)												480,000,000	480,000,000	150,000,000		200,000,000
Net assets transferred												210,000,000			230,000,000
Non-cash charges for the write-off and write-down of property under construction and related assets				10,672,000									5,000,000			15,000,000
Employee related costs including severance, retention and outplacement				12,609,000										15,000,000			25,000,000
Contract termination costs				59,000										125,000,000			175,000,000
Transaction costs				1,137,000									3,000,000			5,000,000
Total (Gain) loss on sale of business and other exit costs, net	21,022,000			24,477,000										(272,000,000)			(230,000,000)
Incremental depreciation, amortization and accretion, net of salvage values	608,633,000	573,557,000	570,955,000	20,058,000	[2]									150,000,000 [2]			210,000,000	[2]
Non-cash charges for the write-off and write-down of various operating assets and liabilities	1,764,933,000	1,769,701,000	1,783,315,000												10,000,000
Balance Sheet rollforward
Costs incurred																																		12,609,000					59,000
Cash settlements																																		(304,000)					(29,000)
Balance, end of period																																		12,305,000					30,000
Assets and liabilities held for sale
Current assets										4,179,000
Licenses	140,599,000			140,599,000						31,920,000
Goodwill	72,994,000			72,994,000
Other intangible assets										4,611,000
Property, plant and equipment	3,170,000					3,170,000	[3]			8,937,000
Total Assets held for sale	216,763,000	49,647,000		213,593,000		3,170,000	[3]			49,647,000
Liabilities held for sale	$ 19,594,000	$ 1,051,000		$ 19,594,000	[4]					$ 1,051,000	[4]

[1]	Represents the estimated period in which a substantial majority of such amounts will be realized or incurred.
[2]	Represents incremental depreciation, amortization and accretion anticipated to be recorded in the specified time periods as a result of revising the useful life of certain assets and revising the settlement dates of certain asset retirement obligations in conjunction with the Divestiture Transaction. Specifically, for the years indicated, this is estimated depreciation, amortization and accretion recorded on assets and liabilities of the Divestiture Markets after the November 6, 2012 transaction date less depreciation, amortization and accretion that would have been recorded on such assets and liabilities in the normal course, absent the Divestiture Transaction.
[3]	Effective January 1, 2013, U.S. Cellular transferred its Bolingbrook Customer Care Center operations to an existing third party vendor.
[4]	Liabilities held for sale primarily consisted of Current liabilities in 2011 and Customer deposits and deferred revenues in 2012.

Acquisitions, Divestitures and Exchanges, exchanges (Details) (Spectrum exchange, USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Spectrum exchange
Exchanges
Agreement date	Sep 30, 2011
Asset exchange description	On September 30, 2011, U.S. Cellular completed an exchange whereby U.S. Cellular received eighteen 700 MHz spectrum licenses covering portions of Idaho, Illinois, Indiana, Kansas, Nebraska, Oregon and Washington in exchange for two PCS spectrum licenses covering portions of Illinois and Indiana. The exchange of licenses will provide U.S. Cellular with additional spectrum to meet anticipated future capacity and coverage requirements in several of its markets. No cash, customers, network assets, other assets or liabilities were included in the exchange. As a result of this transaction, U.S. Cellular recognized a gain of $11.8 million, representing the difference between the fair value of the licenses received, calculated using a market approach valuation method, and the carrying value of the licenses surrendered. This gain was recorded in (Gain) loss on asset disposals and exchanges, net in the Consolidated Statement of Operations for the year ended December 31, 2011. The Indiana PCS spectrum included in the exchange was originally awarded to Carroll Wireless in FCC Auction 58 and was purchased by U.S. Cellular prior to the exchange. Carroll Wireless was a VIE which U.S. Cellular consolidated at the time of the exchange; see Note 5 — Variable Interest Entities for additional information.
Gain on asset exchange	$ 11.8
Asset exchange, valuation method	difference between the fair value of the licenses received, calculated using a market approach valuation method, and the carrying value of the licenses surrendered

Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Licenses
Balance, beginning of period	$ 1,470,769	$ 1,452,101
Acquisitions	122,690	4,406	[1]
Transferred to Assets held for sale	(140,599)
Exchanges		11,842
Other	3,934	2,420
Balance, end of period	1,456,794	1,470,769
Goodwill
Assigned value at time of acquisition	494,737	494,737
Balance, beginning of period	494,737
Transferred to Assets held for sale	(72,994)
Balance, end of period	$ 421,743	$ 494,737

[1]	Does not include amounts reported as Assets held for sale in the Consolidated Balance Sheet as of December 31, 2011.

Investments in Unconsolidated Entities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity and cost method investments
Capital contributions, loans and advances	$ 10,323	$ 13,787
Cumulative share of income	1,017,449	928,019
Cumulative share of distributions	(884,852)	(805,321)
Equity method investments	142,920	136,485
Cost method investments	1,611	1,611
Total investments in unconsolidated entities	144,531	138,096
Equity in earnings of unconsolidated entities	90,364	83,566	97,318
Los Angeles SMSA Limited Partnership
Equity and cost method investments
Equity in earnings of unconsolidated entities	67,200	55,300	64,800
Ownership interest in equity method investment	5.50%	5.50%	5.50%
Aggregate equity method investments
Equity method investments, combined assets
Current	444,100	404,751
Due from affiliates	298,707	199,167
Property and other	1,896,784	1,935,125
Total assets	2,639,591	2,539,043
Equity method investments, combined liabilities and equity
Current liabilities	350,067	300,780
Deferred credits	80,660	79,787
Long-term liabilities	21,328	22,943
Long-term capital lease obligations	405	234
Partners' capital and stockholders' equity	2,187,131	2,135,299
Total liabilities and equity	2,639,591	2,539,043
Equity method investments, combined income statements
Revenues	5,804,466	5,519,024	4,950,306
Operating expenses	4,363,399	4,282,277	3,549,098
Operating income	1,441,067	1,236,747	1,401,208
Other income (expense), net	4,003	4,976	37,701
Net income	$ 1,445,070	$ 1,241,723	$ 1,438,909

Property, Plant and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Land	$ 33,947,000	$ 30,807,000
Buildings	341,852,000	330,925,000
Leasehold and land improvements	1,188,720,000	1,129,818,000
Cell site equipment	3,100,916,000	2,874,397,000
Switching equipment	1,155,114,000	1,113,780,000
Office furniture and equipment	535,656,000	570,776,000
Other operating assets and equipment	128,290,000	127,253,000
System development	631,184,000	545,193,000
Work in process	362,749,000	285,500,000
Property, plant and equpment, gross	7,478,428,000	7,008,449,000
Less: Accumulated depreciation	(4,455,840,000)	(4,218,147,000)
Property, plant and equipment, net	3,022,588,000	2,790,302,000
Depreciation and amortization expense	597,700,000	565,100,000	559,000,000
Loss on asset disposals, net	$ 18,100,000	$ 9,900,000	$ 10,700,000
Buildings
Property, Plant and Equipment [Line Items]
Useful life	20 years
Leasehold Improvements [Member] | Minimum
Property, Plant and Equipment [Line Items]
Useful life	1 year
Leasehold Improvements [Member] | Maximum
Property, Plant and Equipment [Line Items]
Useful life	30 years
Cell site equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	6 years
Cell site equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	25 years
Switching equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	1 year
Switching equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	8 years
Office furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
Office furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	5 years
Other operating equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	5 years
Other operating equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	25 years
System development | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
System development | Maximum
Property, Plant and Equipment [Line Items]
Useful life	7 years

Asset Retirement Obligaion (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Asset retirement obligation
Asset retirement obligation - beginning balance	$ 143,402		$ 128,709
Additional liabilities accrued	5,578		2,105
Revisions in estimated cash outflows	22,588	[1]	5,888
Disposition of assets	(2,674)		(1,323)
Accretion expense	10,713	[2]	8,023
Asset retirement obligation - ending balance	179,607		143,402
Divestiture transaction
Asset retirement obligation
Revisions in estimated cash outflows	14,900
Accretion expense	$ 200

[1]	In 2012, included $14.9 million as a result of changes in expected settlement dates related to the Divestiture Transaction.
[2]	In 2012, included $0.2 million of incremental accretion related to the Divestiture Transaction.

Debt, Revolving Credit Facilities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Revolving credit
Borrowing rate, description	Borrowings under the revolving credit facility bear interest at LIBOR plus a contractual spread based on U.S. Cellular’s credit rating or, at U.S. Cellular’s option, an alternate “Base Rate” as defined in the revolving credit agreement. U.S. Cellular may select a borrowing period of either one, two, three or six months (or other period of twelve months or less if requested by U.S. Cellular and approved by the lenders). If U.S. Cellular provides notice of intent to borrow less than three business days in advance of a borrowing, interest on borrowing is at the Base Rate plus the contractual spread.
Revolving credit facility
Revolving credit
Maximum borrowing capacity	$ 300
Letters of credit outstanding	0.2
Letters of credit available for use	299.8
Borrowing rate: One-month London Interbank Offered Rate ("LIBOR") plus contractual spread	0.38%
LIBOR	0.21%	[1]
Contractual spread	1.25%	[1]
Range of commitment fees on amount available for use	1.46%	[1]
Fees incurred, amount	1.1		1.2	3.8
Agreement date	Dec 17, 2010
Maturity date	Dec 17, 2017
Debt issuance costs, net of accumulated amortization	$ 3.4
Revolving credit facility | Minimum
Revolving credit
Range of commitment fees on amount available for use	0.13%	[2]
Revolving credit facility | Maximum
Revolving credit
Range of commitment fees on amount available for use	0.30%	[2]

[1]	Borrowings under the revolving credit facility bear interest at LIBOR plus a contractual spread based on U.S. Cellular’s credit rating or, at U.S. Cellular’s option, an alternate “Base Rate” as defined in the revolving credit agreement. U.S. Cellular may select a borrowing period of either one, two, three or six months (or other period of twelve months or less if requested by U.S. Cellular and approved by the lenders). If U.S. Cellular provides notice of intent to borrow less than three business days in advance of a borrowing, interest on borrowing is at the Base Rate plus the contractual spread.
[2]	The revolving credit facility has commitment fees based on the unsecured senior debt ratings assigned to U.S. Cellular by certain ratings agencies.

Debt, Fixed Rate Debt (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Long term debt
Debt issuance cost	$ 16,300,000
Obligation on capital leases	4,756,000	4,336,000
Total long-term debt	878,950,000	880,447,000
Less: Current portion of long-term debt	92,000	127,000
Total long-term debt excluding current portion	878,858,000	880,320,000
6.95% Senior Notes
Long term debt
Interest rate on debt	6.95%
Date of debt issuance	May 9, 2011
Maturity date of debt issued	May 15, 2060
Call date of debt issued	May 15, 2016
Long term debt	342,000,000	342,000,000
6.7% Senior Notes
Long term debt
Interest rate on debt	6.70%
Maturity date of debt issued	Dec 15, 2033
Call date of debt issued	Dec 31, 2003
Long term debt, face value	544,000,000	544,000,000
Unamortized discount	(11,806,000)	(9,889,000)
Long term debt	$ 532,194,000	$ 534,111,000
6.7% Senior Notes | Minimum
Long term debt
Date of debt issuance	Dec 15, 2003
6.7% Senior Notes | Maximum
Long term debt
Date of debt issuance	Jun 15, 2004

Commitments and Contingencies minimum lease obligations (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leases Future Minimum Payments Due Abstract
Operating Leases - Future Minimum Rental Payments 2013	$ 151,630
Operating Leases - Future Minimum Rental Payments 2014	127,081
Operating Leases - Future Minimum Rental Payments 2015	108,779
Operating Leases - Future Minimum Rental Payments 2016	90,919
Operating Leases - Future Minimum Rental Payments 2017	73,969
Operating Leases - Future Minimum Rental Payments After 2017	809,344
Operating Leases - Future Minimum Rental Payments Total	1,361,722
Operating Leases Future Minimum Payments Receivable Abstract
Operating Leases - Future Minimum Rental Receipts 2013	41,184
Operating Leases - Future Minimum Rental Receipts 2014	35,613
Operating Leases - Future Minimum Rental Receipts 2015	26,088
Operating Leases - Future Minimum Rental Receipts 2016	15,358
Operating Leases - Future Minimum Rental Receipts 2017	6,505
Operating Leases - Future Minimum Rental Receipts After 2017	398
Operating Leases - Future Minimum Rental Receipts Total	$ 125,146

Commitments and Contingencies, additional lease informaton (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 183.9	$ 171.6	$ 163.1
Rent revenue	$ 41.7	$ 39.2	$ 35.4

Commitments and Contingencies, purchase commitments (Details) (BOSS Installation, USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
BOSS Installation
Long Term Purchase Commitment [Line Items]
Purchase commitment required payments	$ 162.2
Purchase commitment required payments made	$ 83.9

Commitments and Contingencies, legal accruals and unasserted claims (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loss Contingency, Estimate [Abstract]
Accrual for legal proceedings and unasserted claims	$ 1.7	$ 1.7

Common Share Repurchases (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Repurchase program
Amount	$ 20,045	$ 62,294	$ 52,827
Common share repurchase authorization	On November 17, 2009, the Board of Directors of U.S. Cellular authorized the repurchase of up to 1,300,000 Common Shares on an annual basis beginning in 2009 and continuing each year thereafter, on a cumulative basis. These purchases will be made pursuant to open market purchases, block purchases, private purchases, or otherwise, depending on market prices and other conditions. This authorization does not have an expiration date.
Treasury Shares
Repurchase program
Amount	20,045	62,294	52,827
Common Shares
Common stockholders' equity, other disclosures
Voting rights, board of directors	25%
Repurchase program
Number of shares acquired	571,000	1,276,000	1,235,000
Average cost per share	$ 35.11	$ 48.82	$ 42.76
Amount	$ 20,045	$ 62,294	$ 52,827
Common share repurchase authorization	On November 17, 2009, the Board of Directors of U.S. Cellular authorized the repurchase of up to 1,300,000 Common Shares on an annual basis beginning in 2009 and continuing each year thereafter, on a cumulative basis. These purchases will be made pursuant to open market purchases, block purchases, private purchases, or otherwise, depending on market prices and other conditions.
Repurchase authorization, additional number of shares	1,300,000
Repurchase expiration	This authorization does not have an expiration date.
Common Shares | 401(k)
Common stockholders' equity, other disclosures
Shares reserved	67,215
Common Shares | Treasury Shares
Common stockholders' equity, other disclosures
Shares reissued	182,195	286,211	241,954
Series A Common Shares
Common stockholders' equity, other disclosures
Voting rights, board of directors	75%

Stock Based Compensation Overview, Expense and Valuation Model (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock based compensation
Stock-based compensation expense	$ 21,466,000	$ 20,183,000	$ 18,044,000
Income tax benefit	(8,121,000)	(7,581,000)	(6,812,000)
Total stock-based compensation expense, net of income taxes	13,345,000	12,602,000	11,232,000
Unrecognized compensation cost for all stock-based compensation awards	24,600,000
Weighted average period for recognition of unrecognized compensation cost for all stock-based compensation awards	1 year 10 months
Tax benefit from exercise of stock options and other awards	3,600,000
System operations
Stock based compensation
Stock-based compensation expense	3,029,000	2,645,000	2,035,000
Selling, general and administrative expense
Stock based compensation
Stock-based compensation expense	18,437,000	17,538,000	16,009,000
2005 Long-Term Incentive Plan
Stock-based compensation, overview
Terms of Award	Under the U.S. Cellular 2005 Long-Term Incentive Plan, U.S. Cellular may grant fixed and performance based incentive and non-qualified stock options, restricted stock, restricted stock units, and deferred compensation stock unit awards to key employees. At December 31, 2012, the only types of awards outstanding are fixed non-qualified stock option awards, restricted stock unit awards, and deferred compensation stock unit awards.
2005 Long-Term Incentive Plan | Stock Options
Stock based compensation
Stock-based compensation expense	8,471,000	9,549,000	7,179,000
2005 Long-Term Incentive Plan | Stock Options | Minimum
Stock-based compensation, overview
Stock options expiration date	Mar 31, 2013
2005 Long-Term Incentive Plan | Stock Options | Maximum
Stock-based compensation, overview
Stock options expiration date	Oct 15, 2022
2005 Long-Term Incentive Plan | Restricted Stock Units
Stock based compensation
Stock-based compensation expense	12,300,000	10,037,000	10,056,000
2005 Long-Term Incentive Plan | Deferred Compensation Stock Units
Stock based compensation
Stock-based compensation expense	240,000	12,000	165,000
Employee Stock Purchase Plan
Stock-based compensation, overview
Terms of Award	The U.S. Cellular 2009 Employee Stock Purchase Plan was terminated in the fourth quarter of 2011.
Stock based compensation
Stock-based compensation expense		255,000	314,000
Non-Employee Directors' Plan
Stock based compensation
Stock-based compensation expense	$ 455,000	$ 330,000	$ 330,000
Common Shares | 2005 Long-Term Incentive Plan | Stock Options
Stock-based compensation, overview
Terms of Award	Stock options granted to key employees are exercisable over a specified period not in excess of ten years. Stock options generally vest over a period of three years from the date of grant. Stock options outstanding at December 31, 2012 expire between 2013 and 2022. However, vested stock options typically expire 30 days after the effective date of an employee’s termination of employment for reasons other than retirement. Employees who leave at the age of retirement have 90 days (or one year if they satisfy certain requirements) within which to exercise their vested stock options. The exercise price of options equals the market value of U.S. Cellular Common Shares on the date of grant.
Black Scholes valuation model assumptions
Expected life	4 years 6 months	4 years 4 months
Dividend yield	0.00%	0.00%	0.00%
Common Shares | 2005 Long-Term Incentive Plan | Stock Options | Minimum
Black Scholes valuation model assumptions
Expected life			11 months
Expected annual volatility rate	40.70%	43.40%	26.90%
Risk-free interest rate	0.50%	0.70%	0.40%
Estimated annual forfeiture rate	0.00%	0.00%	0.00%
Common Shares | 2005 Long-Term Incentive Plan | Stock Options | Maximum
Stock based compensation
Shares reserved	5,662,000
Black Scholes valuation model assumptions
Expected life			8 years
Expected annual volatility rate	42.60%	44.80%	43.90%
Risk-free interest rate	0.90%	2.00%	3.10%
Estimated annual forfeiture rate	9.10%	7.80%	8.40%
Common Shares | 2005 Long-Term Incentive Plan | Restricted Stock Units
Stock-based compensation, overview
Terms of Award	U.S. Cellular grants restricted stock unit awards, which generally vest after three years, to key employees. U.S. Cellular estimates the fair value of restricted stock units based on the closing market price of U.S. Cellular shares on the date of grant. The fair value is then recognized as compensation cost on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period.
Common Shares | 2005 Long-Term Incentive Plan | Deferred Compensation Stock Units
Stock-based compensation, overview
Terms of Award	Certain U.S. Cellular employees may elect to defer receipt of all or a portion of their annual bonuses and to receive a company matching contribution on the amount deferred. All bonus compensation that is deferred by employees electing to participate is immediately vested and is deemed to be invested in U.S. Cellular Common Share stock units. The amount of U.S. Cellular’s matching contribution depends on the portion of the annual bonus that is deferred. Participants receive a 25% match for amounts deferred up to 50% of their total annual bonus and a 33% match for amounts that exceed 50% of their total annual bonus; such matching contributions also are deemed to be invested in U.S. Cellular Common Share stock units.
Common Shares | Non-Employee Directors' Plan
Stock based compensation
Shares reserved	25,000

Stock Based Compensation Option Rollforward (Details) (Common Shares, 2005 Long-Term Incentive Plan, Stock Options, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common Shares | 2005 Long-Term Incentive Plan | Stock Options
Stock compensation, stock option rollforward schedule, number of options
Outstanding, begin of period	2,437,000	2,262,000	2,029,000
Exercisable options, begin of period	1,321,000	1,151,000	1,046,000
Granted options	580,000	595,000	831,000
Exercised options	(41,000)	(173,000)	(317,000)
Forfeited options	(97,000)	(72,000)	(88,000)
Expired options	(116,000)	(175,000)	(193,000)
Outstanding, end of period	2,763,000	2,437,000	2,262,000
Exercisable options, end of period	1,657,000	1,321,000	1,151,000
Stock compensation, stock option rollforward schedule, other information
Options outstanding, begin of period - weighted average exercise price	$ 50.1	$ 49.12	$ 51.37
Options exercisable, begin of period - weighted average exercise price	$ 53.68	$ 54.64	$ 54.4
Options granted, weighted average exercise price	$ 40.7	$ 51.7	$ 41.98
Options exercised, weighted average exercise price	$ 34.27	$ 37.5	$ 38.6
Options forfeited, weighted average exercise price	$ 44.81	$ 45.97	$ 44.28
Options expired, weighted average exercise price	$ 52.92	$ 57.05	$ 61.5
Options outstanding, end of period - weighted average exercise price	$ 48.43	$ 50.1	$ 49.12
Options exercisable, end of period - weighted average exercise price	$ 51.2	$ 53.68	$ 54.64
Options granted, weighted average grant date fair value	$ 14.71	$ 19.42	$ 13.75
Aggregate intrinsic value, options exercised	$ 205,000	$ 2,099,000	$ 1,555,000
Aggregate intrinsic value, options outstanding	513,000
Aggregate intrinsic value, options exercisable	$ 513,000
Weighted average remaining contractual life, outstanding	6 years 7 months
Weighted average remaining contractual life, exercisable	5 years 4 months

Stock Based Compensation Nonvested Shares and Other (Details) (Common Shares, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
2005 Long-Term Incentive Plan | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Nonvested stock units, begin of period - Number of shares	845,000
Granted number of shares	468,000
Vested number of shares	(225,000)
Forfeited number of shares	(75,000)
Nonvested stock units, end of period - Number of shares	1,013,000	845,000
Stock based compensation, Nonvested shares weighted average grant date fair value
Nonvested stock units - begin of period weighted average grant date fair value	$ 42.48
Granted weighted average grant date fair value	$ 39.75	$ 49.35	$ 42.21
Vested weighted average grant date fair value	$ 32.96
Forfeited weighted average grant date fair value	$ 43.74
Nonvested stock units - end of period weighted average grant date fair value	$ 43.24	$ 42.48
Fair value of vested stock units	$ 8.9	$ 9.5	$ 4.7
2005 Long-Term Incentive Plan | Deferred Compensation Stock Units
Stock based compensation, Nonvested shares weighted average grant date fair value
Granted weighted average grant date fair value	$ 42.37	$ 48.72	$ 40.76
Fair value of vested stock units	0.1	0.1	0.4
Shares issued and granted under stock compensation plans
Vested number of shares, unissued	7,000
Vested number of shares, unissued, fair value	$ 0.2
Non-Employee Directors' Plan
Shares issued and granted under stock compensation plans
Shares issued		6,600	9,000

Supplemental Cash Flows (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Supplemental cash flow disclosures
Interest paid	$ 44,048		$ 55,580		$ 59,049
Income taxes paid (refunded)	(58,609)		(54,469)		53,050
Supplemental cash flows, stock based compensation
Net cash receipts (disbursements) from exercise of stock options and vesting of other stock awards	(2,205)		1,935		509
Common Shares
Supplemental cash flows, stock based compensation
Shares withheld	92,846	[1]	120,250	[1]	310,388	[1]
Aggregate value of shares withheld	3,604		5,952		13,527
Cash receipts upon exercise of stock options	900		5,447		3,574
Cash disbursements for payments of taxes	(3,105)	[2]	(3,512)	[2]	(3,065)	[2]
Net cash receipts (disbursements) from exercise of stock options and vesting of other stock awards	$ (2,205)		$ 1,935		$ 509

[1]	Such shares were withheld to cover the exercise price of stock options, if applicable, and required tax withholdings.
[2]	In certain situations, U.S. Cellular withholds shares that are issuable upon the exercise of stock options or the vesting of restricted shares to cover, and with a value equivalent to, the exercise price and/or the amount of taxes required to be withheld from the stock award holder at the time of the exercise or vesting. U.S. Cellular then pays the amount of the required tax withholdings to the taxing authorities in cash.

Related Parties (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TDS
Related Party Transactions [Abstract]
Description of related transaction	U.S. Cellular is billed for all services it receives from TDS, pursuant to the terms of various agreements between it and TDS. These billings are included in U.S. Cellular's Selling, general and administrative expenses. Some of these agreements were established at a time prior to U.S. Cellular's initial public offering when TDS owned more than 90% of U.S. Cellular's outstanding capital stock and may not reflect terms that would be obtainable from an unrelated third party through arms-length negotiations. Billings from TDS to U.S. Cellular are based on expenses specifically identified to U.S. Cellular and on allocations of common expenses. Such allocations are based on the relationship of U.S. Cellular's assets, employees, investment in property, plant and equipment and expenses relative to all subsidiaries in the TDS consolidated group. Management believes the method TDS uses to allocate common expenses is reasonable and that all expenses and costs applicable to U.S. Cellular are reflected in its financial statements.
Billings to U.S. Cellular from TDS	$ 104.3	$ 104.1	$ 107.5
Airadigm
Related Party Transactions [Abstract]
Description of related transaction	In the second quarter of 2012, certain subsidiaries of U.S. Cellular agreed to lease wireless spectrum from Airadigm Communications, Inc. (“Airadigm”) to enhance wireless services in existing markets. Both U.S. Cellular and Airadigm are consolidated subsidiaries of TDS.
Annual operating lease agreements	$ 0.5
Terms of related transaction	The lease agreements require U.S. Cellular to make payments of approximately $0.5 million to Airadigm annually for a period of five years after which U.S. Cellular will have an option to renew the lease for a fixed period of time.

Certain Relationships and Related Transactions (Details) (Sidley Austin LLP, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sidley Austin LLP
Certain relationships and related transactions
Legal expense	$ 10.7	$ 9.2	$ 9.8
Description of related transaction	The following persons are partners of Sidley Austin LLP, the principal law firm of U.S. Cellular and its subsidiaries: Walter C.D. Carlson, a director of U.S. Cellular, a director and non-executive Chairman of the Board of Directors of TDS and a trustee and beneficiary of a voting trust that controls TDS; William S. DeCarlo, the General Counsel of TDS and an Assistant Secretary of TDS and certain subsidiaries of TDS; and Stephen P. Fitzell, the General Counsel of U.S. Cellular and TDS Telecommunications Corporation and an Assistant Secretary of U.S. Cellular and certain other subsidiaries of TDS. Walter C.D. Carlson does not provide legal services to TDS, U.S. Cellular or their subsidiaries.